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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09223

                      Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
				Pioneer Strategic Income Fund
				Schedule of Investments 6/30/2013

	Principal Amount ($)	Floating Rate (b) (unaudited)	S&P/Moody's Ratings (unaudited)		Value
				CONVERTIBLE CORPORATE BONDS - 4.7%
				Energy - 0.5%
				Oil & Gas Exploration & Production - 0.4%
	4,600,000		BB-/Ba3	Chesapeake Energy Corp., 2.25%, 12/15/38	$4,030,750
	1,435,000		BB-/Ba3	Chesapeake Energy Corp., 2.5%, 5/15/37	1,351,591
	17,590,000		NR/NR	Cobalt International Energy, Inc., 2.625%, 12/1/19	18,656,394
					$24,038,735
				Oil & Gas Storage & Transportation - 0.0%†
	1,700,000		NR/NR	Golar LNG, Ltd., 3.75%, 3/7/17	$1,624,010
				Coal & Consumable Fuels - 0.1%
	770,000		B/NR	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	$696,850
	4,880,000		B+/NR	Alpha Natural Resources, Inc., 3.75%, 12/15/17	4,148,000
	4,871,000		CCC/NR	James River Coal Co., 10.0%, 6/1/18 (144A)	3,166,150
					$8,011,000
				Total Energy	$33,673,745
				Materials - 0.2%
				Diversified Metals & Mining - 0.2%
	11,900,000		BB/NR	Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	$11,983,300
				Forest Products - 0.0%†
	5,015,000		NR/WR	Sino-Forest Corp., 5.0%, 8/1/13	$25,075
				Total Materials	$12,008,375
				Capital Goods - 0.3%
				Electrical Components & Equipment - 0.2%
	13,776,000		B/B2	General Cable Corp., 4.5%, 11/15/29 (Step)	$15,188,040
				Construction & Farm Machinery & Heavy Trucks - 0.1%
	4,925,000		NR/NR	Greenbrier Companies, Inc., 3.5%, 4/1/18	$5,060,438
				Total Capital Goods	$20,248,478
				Consumer Durables & Apparel - 0.2%
				Homebuilding - 0.2%
	7,375,000		B/B2	KB Home, 1.375%, 2/1/19	$7,651,562
	4,280,000		BB-/B1	The Ryland Group, Inc., 0.25%, 6/1/19	3,862,700
					$11,514,262
				Total Consumer Durables & Apparel	$11,514,262
				Retailing - 0.1%
				Internet Retail - 0.1%
	10,850,000		BBB/NR	priceline.com, Inc., 0.35%, 6/15/20 (144A)	$10,205,781
				Total Retailing	$10,205,781
				Health Care Equipment & Services - 1.1%
				Health Care Equipment - 0.7%
	265,000		B+/NR	Hologic, Inc., 2.0%, 12/15/37 (Step)	$265,828
	12,092,000		B+/NR	Hologic, Inc., 2.0%, 12/15/37 (Step)	13,475,022
	13,000,000		B+/NR	Hologic, Inc., 2.0%, 3/1/42 (Step)	12,861,875
	20,755,000		NR/NR	NuVasive, Inc., 2.75%, 7/1/17	20,469,619
					$47,072,344
				Health Care Services - 0.0%†
	2,080,000		B+/B2	Omnicare, Inc., 3.25%, 12/15/35	$2,142,400
				Managed Health Care - 0.4%
	25,045,000		A-/NR	WellPoint, Inc., 2.75%, 10/15/42 (144A)	$31,181,025
				Total Health Care Equipment & Services	$80,395,769
				Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
				Biotechnology - 0.2%
	3,750,000		NR/NR	Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17	$6,569,531
	6,860,000		NR/NR	PDL BioPharma, Inc., 3.75%, 5/1/15	8,463,525
					$15,033,056
				Pharmaceuticals - 0.1%
	7,030,000		NR/NR	Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19	$8,387,669
				Total Pharmaceuticals, Biotechnology & Life Sciences	$23,420,725
				Insurance - 0.1%
				Property & Casualty Insurance - 0.1%
	4,840,000		BBB-/Baa3	Fidelity National Financial, Inc., 4.25%, 8/15/18	$6,349,475
				Total Insurance	$6,349,475
				Software & Services - 0.4%
				Internet Software & Services - 0.1%
	5,145,000		NR/NR	WebMD Health Corp., 2.25%, 3/31/16	$5,042,100
	2,430,000		NR/NR	WebMD Health Corp., 2.5%, 1/31/18	2,247,750
					$7,289,850
				Application Software - 0.3%
	11,918,000		NR/NR	Mentor Graphics Corp., 4.0%, 4/1/31	$14,495,268
	9,565,000		BB-/NR	Nuance Communications, Inc., 2.75%, 11/1/31	9,851,950
					$24,347,218
				Total Software & Services	$31,637,068
				Technology Hardware & Equipment - 0.3%
				Computer Storage & Peripherals - 0.1%
	7,850,000		BB/NR	SanDisk Corp., 1.5%, 8/15/17	$10,465,031
				Electronic Components - 0.2%
	13,410,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$12,010,331
				Total Technology Hardware & Equipment	$22,475,362
				Semiconductors & Semiconductor Equipment - 1.2%
				Semiconductor Equipment - 0.5%
	12,606,000		BBB-/Baa1	Lam Research Corp., 1.25%, 5/15/18	$13,984,781
	17,680,000		BBB-/NR	Novellus Systems, Inc., 2.625%, 5/15/41	24,917,750
					$38,902,531
				Semiconductors - 0.7%
	24,862,000		A-/NR	Intel Corp., 2.95%, 12/15/35	$27,052,964
	4,807,000		A-/A2	Intel Corp., 3.25%, 8/1/39	6,125,921
	1,255,000		BB+/NR	ON Semiconductor Corp., 2.625%, 12/15/26	1,442,466
	10,750,000		BBB-/NR	Xilinx, Inc., 3.125%, 3/15/37	14,835,000
					$49,456,351
				Total Semiconductors & Semiconductor Equipment	$88,358,882
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $303,149,187)	$340,287,922

				PREFERRED STOCKS - 2.1%
				Energy - 0.1%
				Oil & Gas Storage & Transportation - 0.1%
	280,950	7.62	B+/Ba2	NuStar Logistics LP, Floating Rate Note, 1/15/43	$7,360,890
				Total Energy	$7,360,890
				Transportation - 0.0%†
				Air Freight & Logistics - 0.0%†
	2,313			CEVA Group Plc *	$2,082,105
				Total Transportation	$2,082,105
				Banks - 0.5%
				Diversified Banks - 0.4%
	234,750	6.50	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	$6,596,475
	651,750	6.00	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	17,864,468
					$24,460,943
				Regional Banks - 0.1%
	87,500	6.25	A-/NR	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$9,031,645
				Total Banks	$33,492,588
				Diversified Financials - 0.7%
				Other Diversified Financial Services - 0.5%
	919,550	7.88	BB/Ba2	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$25,609,468
	465,150	8.12	CCC+/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	12,117,158
					$37,726,626
				Consumer Finance - 0.2%
	15,956		CCC+/B3	Ally Financial, Inc., 7.0% (Perpetual) (144A)	$15,166,677
				Total Diversified Financials	$52,893,303
				Insurance - 0.5%
				Property & Casualty Insurance - 0.3%
	250,000	5.95	BBB-/Ba1	Aspen Insurance Holdings, Ltd., Floating Rate Note, 12/31/99 (Perpetual)	$6,375,000
	631,450	5.10	BBB/Baa1	The Allstate Corp., Floating Rate Note, 1/15/53	16,158,806
					$22,533,806
				Reinsurance - 0.2%
	10,500,000	0.00	NR/NR	Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)	$10,746,750
				Total Insurance	$33,280,556
				Real Estate - 0.1%
				Diversified REIT's - 0.1%
	3,250		A-/A3	Firstar Realty LLC, 8.875%, 12/31/99 (Perpetual) (144A)	$3,987,344
				Office REIT's - 0.0%†
	100,000		BB+/Baa3	Digital Realty Trust, Inc., 5.875%, 12/31/99 (Perpetual)	$2,250,000
				Total Real Estate	$6,237,344
				Telecommunication Services - 0.2%
				Integrated Telecommunication Services - 0.2%
	572,600		BBB-/Baa3	Qwest Corp., 7.375%, 6/1/51	$15,150,996
				Total Telecommunication Services	$15,150,996
				TOTAL PREFERRED STOCKS
				(Cost $144,328,865)	$150,497,782

				CONVERTIBLE PREFERRED STOCKS - 1.0%
				Capital Goods - 0.1%
				Industrial Machinery - 0.1%
	27,900		BBB+/Baa3	Stanley Black & Decker, Inc., 4.75%, 11/17/15	$3,603,006
				Total Capital Goods	$3,603,006
				Automobiles & Components - 0.2%
				Tires & Rubber - 0.2%
	309,170		NR/NR	The Goodyear Tire & Rubber Co., 5.875%, 4/1/14	$15,229,714
				Total Automobiles & Components	$15,229,714
				Banks - 0.6%
				Diversified Banks - 0.6%
	36,527		BBB+/Ba1	Wells Fargo & Co., 7.5% (Perpetual)	$43,613,250
				Total Banks	$43,613,250
				Diversified Financials - 0.1%
				Other Diversified Financial Services - 0.1%
	9,618		BB+/B1	Bank of America Corp., 7.25%, 12/31/99 (Perpetual)	$10,680,789
				Total Diversified Financials	$10,680,789
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $67,258,054)	$73,126,759
	Shares
				COMMON STOCKS - 0.2%
				Materials - 0.0%†
				Forest Products - 0.0%†
	151,370			Ainsworth Lumber Co, Ltd. *	$461,077
	2,800,000			Sino-Forest Corp. *	14,000
	1,650,000			Sino-Forest Corp. *	8,250
					$483,327
				Total Materials	$483,327
				Commercial Services & Supplies - 0.0%†
				Diversified Support Services - 0.0%†
	32,369			Velo Holdings, Inc. *	$21,040
				Total Commercial Services & Supplies	$21,040
				Transportation - 0.1%
				Air Freight & Logistics - 0.0%†
	1,069			CEVA Group Plc *	$854,960
				Airlines - 0.0%†
	79,678			Delta Air Lines, Inc. *	$1,490,775
				Marine - 0.1%
	1,695,067			Horizon Lines, Inc. *	$2,288,340
				Total Transportation	$4,634,075
				Consumer Durables & Apparel - 0.0%†
				Leisure Products - 0.0%†
	1,445,550			Emerald Plantation Holdings, Ltd. *	$375,843
				Total Consumer Durables & Apparel	$375,843
				Diversified Financials - 0.1%
				Other Diversified Financial Services - 0.1%
	4,633			BTA Bank JSC (G.D.R.) (144A) *	$4,273
	57,000			Lorenz Re *	5,767,830
					$5,772,103
				Asset Management & Custody Banks - 0.0%†
	5,637			Legg Mason, Inc.	$174,803
				Total Diversified Financials	$5,946,906
				Real Estate - 0.0%†
				Real Estate Development - 0.0%†
	269,588			Newhall Land Development LLC *	$775,066
				Total Real Estate	$775,066
				TOTAL COMMON STOCKS
				(Cost $13,846,825)	$12,236,257
	Principal Amount ($)
				ASSET BACKED SECURITIES - 4.7%
	1,430,895	1.27	AAA/A1	Accredited Mortgage Loan Trust 2004-3, Floating Rate Note, 10/25/34	$1,343,770
	5,975,304	0.34	BB/Baa1	Accredited Mortgage Loan Trust, Floating Rate Note, 9/25/36	5,736,656
	338,343	0.59	AAA/NR	ACE Securities Corp Home Equity Loan Trust Series 2005-SD3, Floating Rate Note, 8/25/45	336,460
	2,090,441	0.28	CCC/Ca	ACE Securities Corp Home Equity Loan Trust Series 2007-HE1, Floating Rate Note, 1/25/37	655,552
	1,409,180	6.50	BBB+/A2	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	1,467,724
	2,937,783	0.37	BB+/B3	ACE Securities Corp. Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36	2,829,135
	4,370,715	0.46	BB+/Baa3	Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35	4,036,049
	1,839,000		BBB/NR	American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	1,853,905
	1,950,000		AA-/Aa2	AmeriCredit Automobile Receivables Trust 2010-4, 4.2%, 11/8/16	2,025,245
	3,350,000		A+/NR	AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	3,260,344
	1,600,000		NR/Aa3	AmeriCredit Automobile Receivables Trust, 4.04%, 7/10/17	1,669,672
	4,311,673	0.50	AA+/Aa1	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-R11, Floating Rate Note, 11/25/34	4,282,837
	927,100	1.47	CCC/Caa3	Amortizing Residential Collateral Trust 2002-BC1, Floating Rate Note, 1/25/32	580,150
	279,722	0.85	AA+/A3	Asset Backed Securities Corp. Home Equity, Floating Rate Note, 4/25/35	279,368
	1,739,904	0.70	A+/Baa3	Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44	1,636,978
	2,173,805		NR/NR	Bayview Opportunity Master Fund IIa Trust 2013 Trust 2013-2RPL, 3.721%, 3/28/18 (Step) (144A)	2,164,349
	2,925,294		NR/NR	Bayview Opportunity Master Fund Trust 2013-3RPL, 3.721%, 4/28/18 (Step) (144A)	2,932,607
	1,251,727		A/NR	Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)	1,248,087
	4,450,000	1.24	AA+/A3	Bear Stearns Asset Backed Securities I Trust 2004-BO1, Floating Rate Note, 10/25/34	4,102,402
	2,200,000	0.60	BBB+/Ba2	Bear Stearns Asset Backed Securities I Trust 2006-EC1, Floating Rate Note, 12/25/35	2,069,951
	1,618,377	1.04	BBB+/Ba2	Bear Stearns Asset Backed Securities Trust 2003-SD1, Floating Rate Note, 12/25/33	1,499,106
	163,775	0.64	AA+/NR	Bear Stearns Asset Backed Securities Trust 2005-3, Floating Rate Note, 9/25/35	163,496
	1,162,088	0.47	AA+/Aa1	Bear Stearns Asset Backed Securities Trust 2006-1, Floating Rate Note, 2/25/36	1,142,771
	957,838	0.32	CCC/Ba1	Bear Stearns Asset Backed Securities Trust 2006-4, Floating Rate Note, 10/25/36	940,859
	3,026,000		NR/Baa3	California Republic Auto Receivables Trust 2012-1, 3.0%, 1/15/20 (144A)	2,983,346
	3,165,000		BBB/Baa2	Capital Auto Receivables Asset Trust 2013-1, 2.19%, 9/20/21	3,041,138
	1,100,000		A/NR	CarNow Auto Receivables Trust 2012-1, 3.24%, 3/15/16 (144A)	1,107,569
	2,797,000		BBB/NR	CarNow Auto Receivables Trust, 2.98%, 11/15/17 (144A)	2,767,719
	2,874,841	0.93	AA/A3	Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35	2,819,909
	259,234	0.59	AA+/Baa1	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	254,256
	1,433,384	0.30	B-/B2	Carrington Mortgage Loan Trust Series 2006-FRE1, Floating Rate Note, 7/25/36	1,379,690
	293,901	0.31	A+/Ba1	Carrington Mortgage Loan Trust Series 2007-FRE1, Floating Rate Note, 2/25/37	292,786
	389,983	0.29	CCC/Ba3	Carrington Mortgage Loan Trust Series 2007-HE1, Floating Rate Note, 6/25/37	376,991
	1,185,489	1.54	A+/Ba1	CDC Mortgage Capital Trust 2003-HE1, Floating Rate Note, 8/25/33	1,088,472
	1,700,000	1.34	NR/Aa2	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	1,693,564
	3,200,000	0.64	NR/Aaa	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	3,193,491
	6,927,740		BB-/B1	Citicorp Residential Mortgage Trust Series 2006-1, 5.939%, 7/25/36 (Step)	6,909,783
	5,140,704		B+/B2	Citicorp Residential Mortgage Trust Series 2006-2, 5.775%, 9/25/36 (Step)	5,228,626
	11,113,319		B-/B1	Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)	11,087,303
	6,672,307		B-/B2	Citicorp Residential Mortgage Trust Series 2007-1, 5.892%, 3/25/37 (Step)	6,565,276
	2,150,000	0.94	BBB+/NR	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)	2,019,551
	166,068	0.60	AAA/A3	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35	166,036
	13,200,313		BBB-/NR	CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	13,191,099
	265,246	6.24	BBB/Ba1	Conseco Financial Corp., Floating Rate Note, 12/1/28	273,535
	17,669	0.56	AA+/A1	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36	17,176
	1,639,491	4.46	BB+/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35	1,644,782
	316,582	5.60	BB/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/46	315,392
	1,254,315	5.07	BB+/Ba3	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36	1,303,249
	1,447,613	0.44	B/Ba3	Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36	1,404,250
	161,443	0.30	BBB-/Ba3	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/37	161,126
	3,794,947	0.37	B-/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36	3,628,804
	119,091	0.38	B-/Ba3	Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/36	115,228
	2,500,000		AA/NR	Credit Acceptance Auto Loan Trust, 2.21%, 9/15/20 (144A)	2,506,605
	1,600,000		NR/B1	Credit-Based Asset Servicing and Securitization LLC, 5.637%, 10/25/36 (Step) (144A)	1,542,518
	1,658,740	0.28	CCC/B1	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37	1,202,238
	3,237,500		A/NR	Cronos Containers Program, Ltd., 3.81%, 9/18/27 (144A)	3,233,048
	21,734,688		BBB+/Baa1	Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)	23,202,931
	1,972,808		BBB/Baa2	Drug Royalty II LP 1 2012-1, 4.474%, 1/15/25 (144A)	1,980,305
	1,165,750	4.28	BBB/Baa2	Drug Royalty II LP 1 2012-1, Floating Rate Note, 1/15/25 (144A)	1,183,237
	4,150,000		AA/NR	DT Auto Owner Trust 2012-1, 2.26%, 10/16/17 (144A)	4,162,081
	638,450	1.19	BBB/Ba1	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)	638,265
	860,658	0.99	BBB/Ba1	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)	853,036
	1,837,889	1.09	BB+/Ba2	Ellington Loan Acquisition Trust 2007-2, Floating Rate Note, 5/25/37 (144A)	1,810,844
	511,368		AAA/Aaa	Equity One Mortgage Pass-Through Trust 2004-1, 4.205%, 4/25/34 (Step)	508,532
	3,000,000		BBB/NR	Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)	3,005,682
	529,167	0.64	AA+/NR	First Frankin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 3/25/35	525,835
	2,387,707	0.70	NR/Baa1	First Frankin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	2,343,136
	406,490	0.73	AAA/NR	First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	404,822
	4,336,988		AAA/NR	First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	4,361,075
	1,600,000		BBB/NR	First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)	1,537,726
CAD	407,409		AAA/NR	Ford Auto Securitization Trust Series 2011-R1 Asset-Backed Notes, 2.431%, 11/15/14 (144A)	392,979
CAD	1,354,415		NR/Aaa	Ford Auto Securitization Trust, 1.485%, 12/15/14 (144A)	1,289,514
	3,000,000		BBB/NR	FRS I LLC, 3.96%, 4/15/43 (144A)	2,878,545
	3,633,333		A/NR	Global SC Finance II SRL, 4.11%, 7/19/27 (144A)	3,652,434
	10,352,990	0.44	B+/B3	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	10,264,576
	449,040	0.84	A/Baa3	GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35	445,963
	299,939	0.29	BB/Ba2	GSAMP Trust 2006-HE5, Floating Rate Note, 8/25/36	298,002
	473,246	0.32	B-/B3	GSAMP Trust 2006-HE8, Floating Rate Note, 1/25/37	447,802
	978,231	0.49	A/NR	GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)	957,751
	2,302,613		NR/A2	Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)	2,311,248
	976,000		A/NR	HLSS Servicer Advance Receivables Backed Notes, 3.96%, 10/15/45 (144A)	1,002,254
	231,664	0.47	AAA/Aa1	Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35	230,561
	2,340,386	0.57	A+/Baa2	Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36	2,235,946
	2,857,384	0.36	BB+/A2	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	2,783,149
	3,606,958	0.30	CCC/Ba1	Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37	3,559,937
	15,416	0.45	BBB+/Ba1	Home Equity Loan Trust 2003-HS4, Floating Rate Note, 1/25/29	13,604
	3,180,003	0.38	AA+/Aa1	HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36	3,083,982
	5,969,670		BBB/NR	Icon Brands Holdings LLC 2012-1, 4.229%, 1/25/43 (144A)	5,875,384
	1,486,277	0.89	A/A2	Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25	1,346,376
	2,521,084		NR/Aaa	JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)	2,638,027
	260,853	0.43	AA+/A1	JP Morgan Mortgage Acquisition Corp 2005-OPT2, Floating Rate Note, 12/25/35	260,034
	1,082,761	0.34	BB/Ba1	JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36	1,047,962
	3,139,702		NR/A2	Leaf Receivables Funding 8 LLC, 2.67%, 9/15/20 (144A)	3,159,576
	2,141,566		NR/Ba1	Leaf Receivables Funding 8 LLC, 5.5%, 9/15/20 (144A)	1,915,417
	1,148,502		BBB+/Baa1	Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40	1,246,029
	7,653,516	2.44	A+/Baa1	Madison Avenue Manufactured Housing Contract, Floating Rate Note, 3/25/32	7,649,735
	2,554,585		A/NR	Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)	2,655,981
	2,597,161		BBB/NR	Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)	2,704,496
	561,901	0.25	CCC/Ca	Morgan Stanley ABS Capital I Inc Trust 2007-HE3, Floating Rate Note, 12/25/36	276,774
	2,219,041	0.34	B-/Caa2	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37	2,061,831
	4,768,000		AAA/NR	Nationstar Mortgage Advance Receivable Trust, 1.679%, 6/20/46 (144A)	4,762,893
	439,521		AAA/NR	Newcastle Investment Trust 2010-MH1, 4.5%, 7/10/35 (144A)	444,805
	3,900,000	0.56	BB/A3	NovaStar Mortgage Funding Trust Series 2005-3, Floating Rate Note, 1/25/36	3,710,682
	1,600,572	0.77	AA+/Baa1	Option One Mortgage Accep Corp Ast Back Certs Ser 2003-3, Floating Rate Note, 6/25/33	1,475,160
	2,525,316	0.59	AA+/NR	Option One Mortgage Loan Trust 2005-1, Floating Rate Note, 2/25/35	2,455,678
	2,620,575	0.45	AA+/Aa3	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	2,569,856
	36,670	0.31	A+/Aa3	Option One Mortgage Loan Trust 2007-HL1, Floating Rate Note, 2/25/38	36,617
	2,363,525	5.91	AA/A3	Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35	2,524,512
	796,425	5.73	AA/A3	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	840,006
	2,000,000	5.46	AAA/Aa3	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	2,082,042
	1,543,667	5.46	AA/A3	Origen Manufactured Housing Contract Trust 2005-A, Floating Rate Note, 6/15/36	1,620,136
	1,599,228		NR/A2	Oxford Finance Funding Trust 2012-1, 3.9%, 3/15/17 (144A)	1,613,221
	2,900,000		AA/NR	Prestige Auto Receivables Trust 2011-1, 3.9%, 7/16/18 (144A)	2,974,968
	1,728,758	0.66	AA+/A1	RAMP Series 2005-EFC2 Trust, Floating Rate Note, 7/25/35	1,694,791
	1,396,229	0.38	B+/B2	RAMP Series 2006-NC1 Trust, Floating Rate Note, 1/25/36	1,355,249
	1,005,148	0.35	BB+/Ba1	RAMP Series 2006-RZ3 Trust, Floating Rate Note, 8/25/36	930,288
	982,332	0.63	AA+/A1	RASC Series 2005-KS7 Trust, Floating Rate Note, 8/25/35	958,375
	117,336	0.36	BBB+/Baa1	RASC Series 2006-KS3 Trust, Floating Rate Note, 4/25/36	116,018
	5,753,347	0.37	CCC/Caa1	RASC Series 2007-KS3 Trust, Floating Rate Note, 4/25/37	5,612,643
	2,420,000		A/A1	Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	2,512,134
	3,700,000		A/A1	Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	3,723,288
	2,214,983		A+/NR	Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)	2,220,122
	1,797,083	0.38	B/Ba3	Soundview Home Loan Trust 2006-1, Floating Rate Note, 2/25/36	1,751,489
	1,188,568	0.32	CCC/Caa1	Soundview Home Loan Trust 2007-OPT3, Floating Rate Note, 8/25/37	1,026,158
	10,000,000		A/NR	Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)	10,000,000
	1,095,831		A/NR	STORE Master Funding LLC, 4.16%, 3/20/43 (144A)	1,078,708
	38,666	0.79	AA+/Aa1	Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35	38,455
	2,891,823	0.39	CCC/Ba3	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36	2,797,945
	1,300,000	0.32	CCC/Ba2	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37	1,245,900
	4,151,667		A-/NR	Textainer Marine Containers, Ltd., 4.21%, 4/15/27 (144A)	4,208,507
	4,828,375		A/NR	Triton Container Finance LLC, 4.21%, 5/14/27 (144A)	4,850,209
	294,237	7.00	NR/A3	UCFC Manufactured Housing Contract, Floating Rate Note, 4/15/29	292,592
	1,483,000	0.60	AAA/A3	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35	1,462,690
	1,403,463	0.57	AA+/NR	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35	1,378,191
	4,555,203		A/NR	Westgate Resorts 2012-2 LLC, 3.0%, 1/20/25 (144A)	4,612,143
	2,714,901		BBB/NR	Westgate Resorts 2012-2 LLC, 4.5%, 1/20/25 (144A)	2,699,100
	3,515,053		NR/NR	Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)	3,520,547
	1,171,684		NR/NR	Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)	1,175,346
	1,976,580		A/NR	Westgate Resorts LLC, 2.5%, 3/20/25 (144A)	1,989,552
				TOTAL ASSET BACKED SECURITIES
				(Cost $329,151,630)	$337,336,421

				COLLATERALIZED MORTGAGE OBLIGATIONS - 10.9%
	10,412	2.80	BBB+/Ba3	Adjustable Rate Mortgage Trust 2004-5, Floating Rate Note, 4/25/35	$10,063
	3,902,986		BB-/NR	Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33	4,041,089
	4,409,702		BBB+/NR	Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33	4,542,822
	2,150,362		AA+/Baa1	Alternative Loan Trust 2003-23T2, 4.25%, 9/25/33	2,171,070
	1,673,369		BB-/B2	Alternative Loan Trust 2003-J1, 4.75%, 10/25/33	1,707,027
	5,200,000		BBB+/Ba3	Alternative Loan Trust 2004-12CB, 5.0%, 7/25/19	5,407,111
	2,599,158		CCC/B2	Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35	2,642,154
	3,223,742		BBB-/B3	Alternative Loan Trust 2004-2CB, 5.75%, 3/25/34	3,170,663
	1,047,483	0.59	BBB+/Ba3	Alternative Loan Trust 2004-2CB, Floating Rate Note, 3/25/34	1,026,059
	1,254,833		BB+/Ba2	Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	1,258,861
	2,149,570	0.46	BB+/B2	Alternative Loan Trust 2004-8CB, Floating Rate Note, 6/25/34	1,918,594
	3,438,786		CCC/Caa3	Alternative Loan Trust 2005-1CB, 5.5%, 3/25/35	3,022,297
	3,964,606	2.41	AA+/Ba1	American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45	3,956,907
	4,247,896		A+/Baa2	Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	4,607,952
	4,319,470		NR/Baa2	Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33	4,396,248
	1,489,276		NR/B2	Banc of America Alternative Loan Trust 2004-10, 6.0%, 11/25/34	1,454,093
	2,843,339		NR/Ba3	Banc of America Alternative Loan Trust 2004-12, 5.5%, 1/25/20	2,889,205
	1,192,291		NR/Ba2	Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34	1,229,532
	396,299		NR/B3	Banc of America Alternative Loan Trust 2004-3, 5.0%, 4/25/19	406,933
	1,535,254		NR/B2	Banc of America Alternative Loan Trust 2004-3, 6.0%, 4/25/34	1,514,139
	3,128,616		NR/B2	Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34	3,178,893
	4,300,964		NR/Ba3	Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19	4,386,644
	256,185		B+/B1	Banc of America Funding 2005-6 Trust, 5.75%, 10/25/35	254,276
	4,589,012		CCC/NR	Banc of America Funding 2005-8 Trust, 5.5%, 1/25/36	4,498,860
	2,595,207	0.32	BB-/A	Banc of America Funding 2010-R4 Trust, Floating Rate Note, 8/26/36 (144A)	2,534,064
	957,770	0.30	AAA/NR	Banc of America Funding 2010-R4 Trust, Floating Rate Note, 9/26/46 (144A)	955,311
	3,212,300	3.08	NR/Baa3	Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33	3,191,777
	4,037,331	3.14	NR/Baa3	Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33	3,988,173
	6,259,996	3.16	NR/Ba2	Banc of America Mortgage 2003-I Trust, Floating Rate Note, 10/25/33	6,202,022
	1,180,245	2.70	AA+/NR	Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34	1,168,742
	2,400,981	5.07	BBB+/NR	Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35	2,361,050
	5,210,172		A+/NR	Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	5,339,217
	681,254		BB+/NR	Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	691,972
	150,263		AA+/Baa1	Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20	150,673
	46,953,115		NR/Caa2	Bayview Commercial Asset Trust, 3.89%, 9/25/37 (Step) (144A) (f)	4,324,382
	27,500,650	4.70	NR/Caa2	Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A) (f)	1,375,032
	2,491,752	2.98	NR/NR	Bayview Opportunity Master Fund Trust IIB LP, Floating Rate Note, 1/28/33 (144A)	2,511,686
	1,564,400	2.59	NR/NR	BCAP LLC 2010-RR10 Trust, Floating Rate Note, 12/27/34 (144A)	1,587,012
	716,152	2.89	NR/NR	BCAP LLC 2010-RR11-I Trust, Floating Rate Note, 6/27/36 (144A)	717,094
	1,776,489	4.77	A+/Baa3	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33	1,742,846
	2,372,193	2.50	AA+/Baa1	Bear Stearns ALT-A Trust 2003-5, Floating Rate Note, 12/25/33	2,348,931
	756,647	0.69	AAA/Baa2	Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35	730,034
	1,536,845	2.34	AA+/Baa2	Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33	1,493,680
	1,315,171	4.97	CCC/B2	Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35	1,314,595
	4,195,851	3.46	BBB+/Ba1	Bear Stearns ARM Trust 2004-9, Floating Rate Note, 11/25/34	4,227,265
	3,180,668	7.64	BBB+/Aa3	Bear Stearns Commercial Mortgage Securities Trust 2002 Top6, Floating Rate Note, 10/15/36 (144A)	3,290,668
	496,982	2.91	A+/Ba3	Bear Sterns ARM Trust 2003-6, Floating Rate Note, 8/25/33	487,654
	342,405		A+/Baa1	Chase Mortgage Finance Trust Series 2003-S11, 5.0%, 10/25/33	353,901
	466,782		CCC/Caa1	ChaseFlex Trust Series 2005-2, 5.0%, 5/25/20	456,632
	31,970	3.15	B-/B1	CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note, 9/25/33	29,851
	1,682,004		NR/Ba2	CHL Mortgage Pass-Through Trust 2004-J2, 5.5%, 3/25/34	1,726,366
	1,494,442		NR/Caa1	CHL Mortgage Pass-Through Trust 2005-19, 5.5%, 8/25/35	1,490,630
	6,784		NR/B1	Citicorp Mortgage Securities Trust Series 2006-1, 5.0%, 2/25/36	6,980
	221,754		NR/B2	Citicorp Mortgage Securities Trust Series 2006-3, 6.25%, 6/25/36	219,965
	267,773		NR/Ba1	Citicorp Mortgage Securities Trust Series 2007-2, 5.5%, 2/25/22	272,798
	92,323		NR/Baa1	Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	98,275
	1,969,949	2.63	CCC/NR	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35	1,930,022
	4,500,000	4.65	AA-/A1	City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)	4,503,694
	255,478	6.85	B/NR	COMM 2000-C1 Mortgage Trust, Floating Rate Note, 8/15/33 (144A)	249,778
	2,273,315	0.32	AA-/A1	COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)	2,222,195
	3,847,682	0.37	A+/A1	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	3,815,711
	920,540	3.55	NR/A2	COMM 2011-FL1 Mortgage Trust, Floating Rate Note, 7/17/28 (144A)	928,888
	3,650,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	3,490,024
	1,900,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45	1,867,407
	1,275,000		NR/Aa2	COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/15/45	1,290,904
	4,047,000		AAA/Aaa	COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45	3,850,741
	2,365,416		AAA/Aaa	COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/15/45	2,215,139
	1,550,000	4.93	NR/Aa2	COMM 2012-LC4 Mortgage Trust, Floating Rate Note, 12/10/44	1,604,732
	8,000,000		AAA/Aaa	COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46	7,448,296
	2,575,000		NR/Aaa	Commercial Mortgage Pass Through Certificates, 2.822%, 11/15/45	2,391,230
	3,076,543	0.31	AA/Aaa	Commercial Mortgage Pass-Through Certificates Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)	3,048,752
	1,039,826		CC/NR	Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20	1,058,112
	2,842,844	6.01	CCC-/Caa1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/15/36 (144A)	2,708,696
	2,832,884	2.71	BBB+/Ba1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33	2,774,722
	6,097,532	2.63	BBB+/B1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	6,008,739
	12,061	1.69	NR/WR	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33	11,535
	895,712		NR/Caa1	CSMC Mortgage-Backed Trust 2007-3, 5.0%, 4/25/37	868,347
	3,017,034	1.20	NR/NR	CSMC Series 2010-14R, Floating Rate Note, 11/26/37 (144A)	2,866,182
	8,813,000	4.07	NR/NR	CSMC Series 2010-16, Floating Rate Note, 6/25/50 (144A)	8,632,624
	2,950,000	5.73	A/A2	DBUBS 2011-LC1 Mortgage Trust, Floating Rate Note, 11/10/46 (144A)	3,136,113
	6,767,000	5.58	NR/Aa2	DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/10/44 (144A)	7,273,456
	2,842,000	2.14	BBB-/NR	Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)	2,808,391
	2,989,083		AAA/Aaa	Fannie Mae REMICS, 3.5%, 1/25/29 (f)	209,036
	4,635,000		AAA/Aaa	Fannie Mae REMICS, 4.5%, 6/25/29	5,049,369
	938,553		AAA/Aaa	Fannie Mae REMICS, 5.0%, 9/25/39	955,322
	1,310,652	5.71	NR/Baa1	First Horizon Mortgage Pass-Through Trust 2004-AR5, Floating Rate Note, 10/25/34	1,293,987
	437,619		B-/NR	First Horizon Mortgage Pass-Through Trust 2005-5, 5.5%, 10/25/35	436,227
	2,623,540	2.66	BB-/B1	First Horizon Mortgage Pass-Through Trust 2005-AR1, Floating Rate Note, 4/25/35	2,583,539
	4,164,010	2.56	B-/NR	First Horizon Mortgage Pass-Through Trust 2005-AR2, Floating Rate Note, 6/25/35	3,967,360
	344,836		CCC/NR	First Horizon Mortgage Pass-Through Trust 2006-1, 6.0%, 5/25/36	341,659
	4,510,793		AAA/Aaa	Freddie Mac REMICS, 5.0%, 6/15/34	4,648,160
	2,983,747	0.44	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 11/15/36	2,983,747
	2,750,000	3.49	NR/A2	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	2,793,645
	3,661,000	3.82	NR/NR	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	3,560,586
	4,100,000	4.29	A-/NR	FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)	4,176,707
	3,600,000	3.49	NR/Baa1	FREMF Mortgage Trust Class C, Floating Rate Note, 11/25/46 (144A)	3,471,365
	2,435,000	3.82	NR/NR	FREMF Mortgage Trust Class C, Floating Rate Note, 6/25/47 (144A)	2,197,885
	4,775,000	4.29	BBB/NR	FREMF Mortgage Trust Class C, Floating Rate Note, 7/25/48 (144A)	4,585,289
	3,953,000	4.35	NR/A3	FREMF Mortgage Trust, Floating Rate Note, 1/25/46 (144A)	3,871,007
	5,600,000	4.60	NR/NR	FREMF Mortgage Trust, Floating Rate Note, 11/25/49 (144A)	5,554,786
	2,400,000	4.42	A+/NR	FREMF Mortgage Trust, Floating Rate Note, 12/25/48 (144A)	2,363,006
	25,000	3.76	NR/NR	FREMF Mortgage Trust, Floating Rate Note, 2/25/45 (144A)	22,725
	2,200,000	5.16	AA-/A3	FREMF Mortgage Trust, Floating Rate Note, 2/25/47 (144A)	2,260,454
	1,000,000	3.31	A-/Baa2	FREMF Mortgage Trust, Floating Rate Note, 3/25/45 (144A)	931,508
	3,900,000	5.44	NR/A3	FREMF Mortgage Trust, Floating Rate Note, 4/25/20 (144A)	4,114,496
	6,175,000	4.77	NR/A3	FREMF Mortgage Trust, Floating Rate Note, 4/25/44 (144A)	6,404,679
	6,500,000	3.87	NR/NR	FREMF Mortgage Trust, Floating Rate Note, 5/25/45 (144A)	5,997,322
	5,450,000	4.89	NR/A3	FREMF Mortgage Trust, Floating Rate Note, 7/25/44 (144A)	5,665,417
	1,980,000	5.16	A+/NR	FREMF Mortgage Trust, Floating Rate Note, 9/25/43	2,060,329
	5,065,000	4.16	NR/Baa2	FREMF Mortgage Trust, Floating Rate Note, 9/25/44 (144A)	4,741,747
	4,160,000	5.16	NR/NR	FREMF Mortgage Trust, Floating Rate Note, 9/25/45 (144A)	4,307,064
	3,699,046	0.36	A/Aa3	GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)	3,430,865
	1,879,127		BB/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 4/25/32	1,777,182
	3,950,000	5.31	BBB+/Baa1	GMAC Commercial Mortgage Securities Inc Series 2003-C1 Trust, Floating Rate Note, 5/10/36 (144A)	3,957,197
	2,169,000	5.65	B+/NR	GMAC Commercial Mortgage Securities Inc Series 2003-C2 Trust, Floating Rate Note, 5/10/40 (144A)	2,149,058
	1,975,000	5.31	A/A1	GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust, Floating Rate Note, 4/10/40	1,997,900
	3,628,206	5.10	CCC/NR	GMACM Mortgage Loan Trust 2005-AR2, Floating Rate Note, 5/25/35	3,530,607
	8,554,262		AAA/Aaa	Government National Mortgage Association, 3.0%, 4/20/41	8,789,265
	9,820,000		AAA/Aaa	Government National Mortgage Association, 4.5%, 9/20/39	10,748,609
	1,575,000		AAA/Aaa	Government National Mortgage Association, 4.973%, 4/16/42	1,728,416
	54,322,263	1.63	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 10/16/43 (f)	3,357,985
	25,114,229	1.28	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 10/16/52 (f)	1,357,198
	49,628,679	1.03	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 2/16/53 (f)	4,235,659
	25,349,847	1.17	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 3/16/51 (f)	990,672
	35,286,292	1.05	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 3/16/53 (f)	2,904,274
	16,435,833	1.27	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 4/16/51 (f)	901,012
	54,478,853	1.10	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 8/16/52 (f)	4,115,932
	53,991,642	1.07	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 9/16/52 (f)	4,813,679
	1,424,335		A-/Ba1	GS Mortgage Securities Corp II Series 2005-GG4, 4.782%, 7/10/39	1,417,685
	4,500,000		AA-/NR	GS Mortgage Securities Corp II, 3.682%, 2/10/46 (144A)	4,121,446
	5,800,000	2.79	NR/Baa3	GS Mortgage Securities Corp II, Floating Rate Note, 11/8/29 (144A)	5,788,272
	5,450,000		NR/Aaa	GS Mortgage Securities Corp. II, 3.377%, 5/10/45	5,371,596
	4,750,000		NR/NR	GS Mortgage Securities Corp. II, 4.209%, 2/10/21 (144A)	4,798,925
	4,000,000		NR/Aaa	GS Mortgage Securities Corp. II, 5.56%, 11/10/39	4,429,988
	3,000,000	2.20	AA/NR	GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)	3,010,221
	938,232	5.73	B/NR	GSR Mortgage Loan Trust 2004-3F, Floating Rate Note, 2/25/34	915,007
	116,392		BB+/Ba1	GSR Mortgage Loan Trust 2005-6F, 5.0%, 7/25/35	115,686
	1,359,709	2.97	BBB+/NR	GSR Mortgage Loan Trust 2005-AR1, Floating Rate Note, 1/25/35	1,319,143
	9,891,527	2.83	B+/Caa1	GSR Mortgage Loan Trust 2005-AR2, Floating Rate Note, 4/25/35	9,644,625
	5,226,059	5.25	BB-/NR	GSR Mortgage Loan Trust 2005-AR4, Floating Rate Note, 7/25/35	5,129,126
	421,882	4.51	AA+/Baa2	HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34	424,837
	1,861,685	0.83	BBB/Ba3	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	1,685,633
	2,248,717	0.91	BBB/Baa2	Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34	2,179,665
	3,595,792	0.99	BB+/Ba1	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	3,040,753
	11,850,095	0.93	BBB+/A3	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	11,263,267
	3,629,973	0.95	B/Ba2	Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35	3,292,280
	6,432,507	0.71	BB+/Baa1	Impac CMB Trust Series 2005-2, Floating Rate Note, 4/25/35	5,686,285
	62,101	0.99	AAA/Aaa	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	56,739
	1,203,151	0.54	AAA/Aaa	Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36	1,175,826
	2,751,477	0.54	AAA/Aaa	Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36	2,589,775
	6,146,083	0.39	BB+/Baa2	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	5,273,831
	2,000,000	3.31	AAA/NR	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)	1,882,856
	1,212,559	2.72	NR/NR	Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)	1,221,349
	3,187,692	0.55	NR/Ba1	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	3,006,345
	522,273	0.57	NR/Aa1	JP Morgan Chase Commercial Mortgage Securities Trust 2007-FL1, Floating Rate Note, 7/15/19 (144A)	508,302
	4,400,000		AAA/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.616%, 11/15/43 (144A)	4,644,257
	1,300,000	5.71	A/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, Floating Rate Note, 11/15/43 (144A)	1,378,660
	5,200,000		NR/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.171%, 8/15/46	5,427,172
	4,000,000	3.98	AA/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/15/45 (144A)	3,828,952
	6,500,000	1.99	A-/NR	JP Morgan Chase Commercial Mortgage Series Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)	6,367,218
	869,121	2.84	A+/NR	JP Morgan Mortgage Trust 2004-A2, Floating Rate Note, 5/25/34	858,874
	3,563,332		B-/Ba2	JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34	3,658,273
	2,001,427	2.35	BBB+/Ba1	JP Morgan Mortgage Trust 2005-A4, Floating Rate Note, 7/25/35	1,970,965
	1,900,665	5.15	NR/B2	JP Morgan Mortgage Trust 2005-A7, Floating Rate Note, 10/25/35	1,872,701
	3,977,095	3.74	AAA/NR	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	3,830,985
	4,264,414	3.50	AAA/NR	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	4,166,089
	1,730,348	3.00	NR/NR	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)	1,797,399
	2,117,985	0.89	AA/Aaa	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	2,117,985
	4,785,000	1.09	BBB+/A1	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	4,771,506
	2,083,443	0.39	BBB+/Aa3	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	1,650,650
	39,496	5.41	AAA/Aaa	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)	39,611
	250,227	1.04	AAA/Aaa	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A2, Floating Rate Note, 10/25/37 (144A)	249,156
	1,727,304	1.14	A+/Aa1	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	1,714,807
	7,271,316	0.44	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	6,253,332
	2,962,090	0.41	A+/Aa2	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	2,642,181
	2,846,005	0.44	A+/Aa3	Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)	2,473,751
	4,920,000	5.52	NR/A2	LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)	5,208,169
	1,065,069	2.27	A+/Baa2	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	1,031,324
	1,128,686		AA+/A1	MASTR Alternative Loan Trust 2003-5, 6.5%, 6/25/33	1,200,923
	3,213,484		BB+/NR	MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19	3,301,752
	1,264,796		B+/NR	MASTR Alternative Loan Trust 2004-13, 5.5%, 1/25/35	1,291,667
	1,568,153	6.01	A+/NR	MASTR Alternative Loan Trust 2004-13, Floating Rate Note, 1/25/35	1,622,609
	8,069,328		B-/NR	MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	8,287,183
	4,112,213		A+/NR	MASTR Alternative Loan Trust 2005-1, 5.5%, 2/25/35	4,105,514
	2,141,359	6.60	A-/NR	MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32	2,243,567
CAD	479,738	4.71	AAA/Aaa	Merrill Lynch Financial Assets, Inc., Floating Rate Note, 3/12/49	481,003
	3,827,668	0.65	A+/A3	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29	3,701,672
	1,486,291	2.44	BBB/B1	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-2, Floating Rate Note, 10/25/35	1,475,207
	2,691,541	0.65	AA+/Ba3	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30	2,518,332
	5,429,509	2.54	BBB+/NR	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35	5,426,864
	2,996,269	5.24	AAA/NR	Merrill Lynch Mortgage Trust Class A4, Floating Rate Note, 11/12/35	3,015,781
	3,650,000	5.33	A+/NR	Merrill Lynch Mortgage Trust Class B, Floating Rate Note, 11/12/35	3,692,230
	5,000,000		BBB-/NR	Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	5,418,145
	340,000		BB+/NR	Morgan Stanley Capital I Trust 2007-IQ13, 5.406%, 3/15/44	364,263
	2,951,206	0.29	AA+/Aaa	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	2,925,140
	11,000,000		NR/NR	Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)	11,498,850
	13,580,999	0.97	AA+/Baa1	MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34	12,911,863
	1,713,096	0.49	BBB+/Baa3	MortgageIT Trust 2005-3, Floating Rate Note, 8/25/35	1,561,540
	1,301,000	4.44	BBB/Baa3	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	1,300,902
	3,770,650	0.44	BB+/B2	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35	3,706,507
	2,590,505		NR/A2	PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	2,599,238
	828,493		AA+/A1	RALI Series 2002-QS14 Trust, 5.5%, 9/25/32	847,187
	366,833		A+/Aa3	RALI Series 2003-QS1 Trust, 5.0%, 1/25/33	372,951
	869,673		B/B1	RALI Series 2003-QS11 Trust, 5.25%, 6/25/33	894,196
	841,400		NR/Ba1	RALI Series 2003-QS14 Trust, 5.0%, 7/25/18	858,796
	3,212,337		NR/B3	RALI Series 2004-QS16 Trust, 5.5%, 12/25/34	3,301,515
	687,067		NR/Ba3	RALI Series 2004-QS3 Trust, 5.0%, 3/25/19	715,123
	2,557,832	0.69	BB+/NR	RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34	2,413,496
	2,000,000		B+/B1	RALI Series 2004-QS5 Trust, 5.75%, 4/25/34	1,999,886
	1,263,734	0.79	BB+/Ba3	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	1,212,889
	1,599,799	0.77	A+/A2	RAMP Series 2004-SL1 Trust, Floating Rate Note, 10/25/31	1,162,369
	2,333,261		NR/Baa3	RCMC LLC, 5.623%, 11/15/44 (144A)	2,327,560
	5,973,431	1.59	B-/Ba3	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	5,257,848
	130,348	0.59	BBB+/NR	Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33	117,560
	1,508,929		B-/NR	Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35	1,535,406
	2,873,005	0.64	BBB+/NR	Residential Asset Securitization Trust 2004-A7, Floating Rate Note, 10/25/34	2,538,349
	5,218,843		CCC/NR	Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35	5,088,173
	5,401,724		NR/B3	RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35	5,438,715
	70,624		CCC/NR	RFMSI Series 2005-S6 Trust, 5.25%, 8/25/35	70,939
	1,215,872		NR/Baa3	S2 Hospitality LLC, 4.5%, 4/15/25 (144A)	1,214,444
	1,378,392	0.81	AA+/Baa3	Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33	1,349,166
	1,193,684	0.54	A+/Ba1	Sequoia Mortgage Trust 2004-8, Floating Rate Note, 9/20/34	1,147,993
	3,138,978	0.53	A+/Baa2	Sequoia Mortgage Trust 2004-9, Floating Rate Note, 10/20/34	2,986,832
	1,982,168	0.41	BBB+/Ba3	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	1,816,163
	5,321,366	0.39	BBB+/Ba3	Sequoia Mortgage Trust 2005-3, Floating Rate Note, 5/20/35	4,721,994
	3,591,919	3.00	AAA/NR	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	3,391,181
	3,935,000	3.00	NR/Aaa	Sequoia Mortgage Trust, Floating Rate Note, 6/25/43	3,710,886
	1,935,315		NR/Baa3	SMA Issuer I LLC, 3.5%, 8/20/25 (144A)	1,943,914
	1,273,552		BB+/Baa2	Spirit Master Funding LLC, 5.74%, 3/20/25 (144A)	1,247,234
	1,100,000	5.30	BBB/NR	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/25/59 (144A)	1,143,424
	1,351,169	2.98	BB+/Ba2	Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34	1,300,699
	5,873,524	2.50	A+/Baa1	Structured Adjustable Rate Mortgage Loan Trust Class A1, Floating Rate Note, 3/25/34	5,762,907
	3,112,313	2.50	BBB-/B3	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35	2,976,561
	33,965	2.64	AA+/Baa3	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34	33,166
	6,041,946	0.93	A+/Ba1	Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33	5,563,068
	2,142,516		CC/Caa2	Structured Asset Securities Corp Trust 2005-15, 6.0%, 8/25/35	2,032,598
	5,048,432	2.70	A+/Baa3	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	5,032,428
	3,664,180	2.62	AA+/Baa1	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Floating Rate Note, 6/25/33	3,615,094
	1,893,097	2.57	A+/Ba2	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33	1,834,983
	5,529,816	0.84	NR/NR	Structured Asset Securities Corp. Reverse Mortgage Loan Trust 2002-RM1, Floating Rate Note, 10/25/37 (144A)	5,460,693
	4,353,237	1.80	AA+/Baa3	Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44	4,282,914
	4,693,405	4.10	AAA/Ba1	Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44	4,672,661
	750,000		AAA/Aa1	Timberstar Trust, 5.668%, 10/15/36 (144A)	839,260
	6,646,000		BB/B1	Timberstar Trust, 7.53%, 10/15/36 (144A)	6,761,767
	1,757,958		NR/NR	Vericrest Opportunity Loan Transferee, 2.487%, 2/26/52 (144A)	1,761,262
	2,250,000		NR/NR	Vericrest Opportunity Loan Transferee, 6.414%, 2/26/52 (144A)	2,283,885
	1,718,548		NR/NR	VOLT XV LLC, 3.222%, 5/27/53 (Step) (144A)	1,662,695
	444,515	0.58	BBB+/Ba3	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 10/25/44	402,964
	864,674	2.22	NR/Ba3	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 2/27/34	698,738
	2,370,365	2.50	BBB/NR	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 3/25/35	2,327,187
	674,924	2.43	A+/Ba3	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 8/25/34	659,792
	6,062,224	2.45	B-/NR	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 8/25/35	5,820,020
	17,146,126	2.44	BBB+/NR	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35	17,178,943
	1,775,000	4.69	NR/A3	Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/15/45	1,717,119
	4,800,000	5.77	NR/A2	Wells Fargo Commercial Mortgage Trust, Floating Rate Note, 11/15/43 (144A)	5,091,413
	763,805	4.51	A+/Baa1	Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33	738,084
	1,911,562	2.65	AA+/A2	Wells Fargo Mortgage Backed Securities 2004-V Trust, Floating Rate Note, 10/25/34	1,922,551
	2,799,443		BBB+/Ba2	Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.25%, 10/25/35	2,871,157
	1,304,830		BB+/Ba2	Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.5%, 10/25/35	1,308,737
	3,718,393	2.64	A+/NR	Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, Floating Rate Note, 6/25/35	3,625,135
	593,282	5.00	NR/Ba2	Wells Fargo Mortgage Backed Securities 2005-AR6 Trust, Floating Rate Note, 4/25/35	596,844
	9,113,342		NR/Caa1	Wells Fargo Mortgage Backed Securities 2006-2 Trust, 5.75%, 3/25/36	8,885,946
	6,475,170	2.63	NR/Ba2	Wells Fargo Mortgage Backed Securities 2006-AR6 Trust, Floating Rate Note, 3/25/36	6,364,950
	4,850,000		AA-/NR	WFDB Commercial Mortgage Trust, 5.914%, 7/5/24 (144A)	4,910,480
	1,200,000	5.39	NR/A2	WFRBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)	1,249,499
	2,000,000	5.42	NR/Baa1	WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/15/44 (144A)	1,972,354
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $779,976,946)	$779,418,108

				CORPORATE BONDS - 45.5%
				Energy - 4.1%
				Oil & Gas Drilling - 0.1%
	4,500,000		B-/B3	Offshore Group Investment, Ltd., 7.5%, 11/1/19	$4,691,250
	2,350,000		BBB+/Baa1	Pride International, Inc., 6.875%, 8/15/20	2,789,004
					$7,480,254
				Oil & Gas Equipment & Services - 0.3%
	95,000		BB-/Ba3	CGG, 9.5%, 5/15/16	$99,156
	1,710,000		B/B3	Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)	1,795,500
	7,400,000		BB/Ba3	Exterran Holdings, Inc., 7.25%, 12/1/18	7,844,000
	90,000		BBB-/Ba2	SESI LLC, 7.125%, 12/15/21	97,200
	3,825,000		BBB-/Baa2	Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	3,615,275
	4,170,000		BBB-/Baa2	Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19	5,271,802
					$18,722,933
				Integrated Oil & Gas - 0.0%†
	100,000		BBB/A3	Petrobras International Finance Co - Pifco, 7.875%, 3/15/19	$115,636
				Oil & Gas Exploration & Production - 1.7%
	5,605,000		B-/B3	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	$5,997,350
	3,575,000		B-/B3	Chaparral Energy, Inc., 7.625%, 11/15/22	3,646,500
	5,125,000		BB+/Ba3	Concho Resources, Inc., 6.5%, 1/15/22	5,419,688
	3,230,000		NR/A1	Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)	3,488,400
	9,850,000		B/B2	EP Energy LLC, 9.375%, 5/1/20	11,130,500
	4,328,017		B/B3	EPE Holdings LLC, 8.125%, 12/15/17 (144A) (PIK)	4,414,577
	765,000		BBB/WR	Gazprom OAO Via Gaz Capital SA, 8.146%, 4/11/18 (144A)	875,925
	5,768,000		BB-/Ba3	Hilcorp Energy I LP, 7.625%, 4/15/21 (144A)	6,114,080
	3,500,000		BBB-/Baa3	KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)	3,246,250
	1,900,000		B-/B3	Kodiak Oil & Gas Corp., 5.5%, 1/15/21 (144A)	1,852,500
	85,000		B-/B3	Kodiak Oil & Gas Corp., 8.125%, 12/1/19	92,225
	3,220,000		CCC+/Caa1	Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)	3,059,000
	100,000		B/B2	Linn Energy LLC, 6.25%, 11/1/19 (144A)	95,250
	3,374,000		B/B2	Linn Energy LLC, 8.625%, 4/15/20	3,542,700
	4,700,000		NR/NR	National JSC Naftogaz of Ukraine, 9.5%, 9/30/14	4,688,250
	6,125,000		BBB-/Ba1	Newfield Exploration Co., 5.625%, 7/1/24	5,941,250
	15,700,000		BBB-/Baa3	Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)	14,404,750
	165,000		BBB/Baa3	Plains Exploration & Production Co., 6.75%, 2/1/22	174,863
	4,060,000		BBB/Baa3	Plains Exploration & Production Co., 8.625%, 10/15/19	4,468,237
	75,000		BB+/Ba1	QEP Resources, Inc., 5.25%, 5/1/23	73,125
	2,220,000		CCC-/Caa3	Quicksilver Resources, Inc., 7.125%, 4/1/16	1,953,600
	4,710,000		B-/B3	Samson Investment Co., 10.0%, 2/15/20 (144A)	4,963,162
	1,960,000		B-/B2	SandRidge Energy, Inc., 7.5%, 3/15/21	1,871,800
	1,840,000		B-/B2	SandRidge Energy, Inc., 8.125%, 10/15/22	1,821,600
	6,000,000		B-/B3	Stone Energy Corp., 8.625%, 2/1/17	6,255,000
	4,650,000		B+/B3	Swift Energy Co., 7.875%, 3/1/22	4,626,750
	2,323,075		NR/Baa2	Tengizchevoil Finance Co SARL, 6.124%, 11/15/14 (144A)	2,377,784
	1,395,000		BBB/Baa2	TNK-BP Finance SA, 6.625%, 3/20/17 (144A)	1,513,575
	1,770,000		BBB/Baa2	TNK-BP Finance SA, 7.25%, 2/2/20 (144A)	1,982,400
	4,160,000		BBB/Baa2	TNK-BP Finance SA, 7.5%, 7/18/16 (144A)	4,612,400
	1,250,000		BBB/Baa2	TNK-BP Finance SA, 7.875%, 3/13/18 (144A)	1,421,875
	3,650,000		B/B3	Vanguard Natural Resources LLC, 7.875%, 4/1/20	3,741,250
	3,170,000		B/B3	W&T Offshore, Inc., 8.5%, 6/15/19	3,273,025
					$123,139,641
				Oil & Gas Refining & Marketing - 0.3%
	1,600,000		A/A2	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	$1,825,822
	3,125,000		BBB+/Baa2	Reliance Holdings USA, Inc., 4.5%, 10/19/20 (144A)	3,073,666
	25,000		BBB-/Baa3	Sunoco, Inc., 9.625%, 4/15/15	28,425
	9,480,000		BB+/Ba2	Tesoro Corp., 5.375%, 10/1/22	9,598,500
	4,414,000		BBB/Baa2	Valero Energy Corp., 9.375%, 3/15/19	5,787,796
					$20,314,209
				Oil & Gas Storage & Transportation - 1.6%
	1,770,000		BBB-/Baa3	Buckeye Partners LP, 6.05%, 1/15/18	$1,992,200
	4,290,000		BBB/Baa2	DCP Midstream LLC, 9.75%, 3/15/19 (144A)	5,532,517
	17,150,000	5.85	BB+/Baa3	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	16,464,000
	4,234,000	0.00	NR/NR	Energy Transfer Partners LP, Floating Rate Note, 11/1/66	3,810,600
	3,886,000	7.00	BBB-/Baa2	Enterprise Products Operating LLC, Floating Rate Note, 6/1/67	4,109,445
	3,683,000	8.38	BBB-/Baa2	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66	4,106,545
	15,875,000		BB/Ba3	Gibson Energy, Inc., 6.75%, 7/15/21 (144A)	15,835,312
NOK	32,000,000	7.04	NR/NR	Golar LNG Partners LP, Floating Rate Note, 10/12/17	5,335,133
	11,960,000		BBB/Baa2	Kinder Morgan Energy Partners LP, 4.15%, 3/1/22	12,021,558
	5,225,000		BBB/Baa2	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	6,054,986
	12,650,000		BB+/Ba3	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)	12,270,500
	2,140,000		BBB/Baa2	Spectra Energy Capital LLC, 6.75%, 7/15/18	2,518,566
	10,390,000		BBB-/Baa3	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	10,856,220
	8,880,000		BBB-/Baa3	The Williams Companies, Inc., 7.75%, 6/15/31	10,371,387
					$111,278,969
				Coal & Consumable Fuels - 0.1%
	4,260,000		B+/B2	Alpha Natural Resources, Inc., 6.0%, 6/1/19	$3,450,600
	1,860,000		B+/B2	Alpha Natural Resources, Inc., 6.25%, 6/1/21	1,478,700
	3,650,000		B-/B3	Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)	2,737,500
	2,425,000		B-/B3	Bumi Investment Pte, Ltd., 10.75%, 10/6/17 (144A)	1,746,000
					$9,412,800
				Total Energy	$290,464,442
				Materials - 4.1%
				Commodity Chemicals - 0.3%
	4,385,000		BBB-/WR	Basell Finance Co BV, 8.1%, 3/15/27 (144A)	$5,550,726
	2,690,000		BBB-/Baa3	Braskem Finance, Ltd., 7.375%, 10/29/49 (Perpetual) (144A)	2,636,200
	3,590,000		CCC+/B3	Hexion US Finance Corp., 8.875%, 2/1/18	3,661,800
	4,845,000		BBB-/Baa2	LyondellBasell Industries NV, 5.0%, 4/15/19	5,271,825
	3,875,000		BB-/B1	Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	3,971,875
					$21,092,426
				Diversified Chemicals - 0.1%
	4,140,000		BBB/Baa2	Eastman Chemical Co., 4.8%, 9/1/42	$3,918,038
EURO	1,639,961		B-/Caa1	INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)	2,137,299
					$6,055,337
				Fertilizers & Agricultural Chemicals - 0.1%
	3,650,000		BB/NR	EuroChem Mineral & Chemical Co OJSC via EuroChem GI, Ltd., 5.125%, 12/12/17 (144A)	$3,586,125
	5,550,000		NR/Baa3	Phosagro OAO via Phosagro Bond Funding, Ltd., 4.204%, 2/13/18 (144A)	5,466,750
					$9,052,875
				Construction Materials - 0.3%
	5,098,000		B/NR	Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)	$5,505,840
	3,375,000		B/NR	Cemex SAB de CV, 9.0%, 1/11/18 (144A)	3,543,750
	4,700,000	5.28	B/NR	Cemex SAB de CV, Floating Rate Note, 9/30/15 (144A)	4,782,250
	1,900,000		BBB/Baa2	Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)	2,121,483
	1,680,000		B-/Caa2	Texas Industries, Inc., 9.25%, 8/15/20	1,810,200
	1,950,000		BBB/NR	Voto-Votorantim Overseas Trading Operations NV, 6.625%, 9/25/19 (144A)	2,076,750
					$19,840,273
				Metal & Glass Containers - 0.5%
	1,790,000		B-/B3	AEP Industries, Inc., 8.25%, 4/15/19	$1,926,488
EURO	100,000		CCC+/B3	Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)	132,773
EURO	1,070,000		B+/Ba3	Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)	1,455,496
	8,600,000		CCC+/B3	Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)	8,288,250
	7,250,000		CCC+/B3	Ardagh Packaging Finance Plc, 9.125%, 10/15/20 (144A)	7,730,312
EURO	11,058,000		CCC+/B3	Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)	15,077,923
					$34,611,242
				Paper Packaging - 0.1%
	2,925,000		BB+/Ba3	Graphic Packaging International, Inc., 7.875%, 10/1/18	$3,159,000
EURO	3,425,000		BBB-/Baa3	Mondi Consumer Packaging International AG, 9.75%, 7/15/17 (144A)	5,015,836
	30,000		B/Caa1	Plastipak Holdings, Inc., 10.625%, 8/15/19 (144A)	33,000
	675,000		BB-/B1	Sealed Air Corp., 8.125%, 9/15/19 (144A)	752,625
					$8,960,461
				Aluminum - 0.1%
	5,495,000		BBB-/Ba1	Alcoa, Inc., 6.15%, 8/15/20	$5,628,485
				Diversified Metals & Mining - 1.0%
	3,900,000		BBB-/Baa2	AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22	$3,448,552
	6,715,000		BBB-/Baa2	AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	6,277,833
	11,200,000		BBB/Baa3	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23 (144A)	10,137,030
	27,140,000		BB+/Ba1	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)	22,933,300
	11,775,000		BB-/B1	KGHM International, Ltd., 7.75%, 6/15/19 (144A)	11,951,625
	1,645,000		BBB/Baa2	Southern Copper Corp., 5.375%, 4/16/20	1,743,225
	5,850,000		BB/Ba3	Vedanta Resources Plc, 6.0%, 1/31/19 (144A)	5,557,500
	3,635,000		BB/Ba3	Vedanta Resources Plc, 8.25%, 6/7/21 (144A)	3,662,262
	4,040,000		BB/Ba3	Vedanta Resources Plc, 9.5%, 7/18/18 (144A)	4,413,700
	3,360,000		BBB-/Baa3	Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)	3,309,600
					$73,434,627
				Gold - 0.2%
	2,400,000		BB/Ba3	Eldorado Gold Corp., 6.125%, 12/15/20 (144A)	$2,316,000
	7,300,000		BBB+/Baa2	Goldcorp, Inc., 3.7%, 3/15/23	6,464,340
	2,475,000		BB-/B1	IAMGOLD Corp., 6.75%, 10/1/20 (144A)	2,091,375
					$10,871,715
				Precious Metals & Minerals - 0.0%†
	3,175,000		BB-/Ba3	ALROSA Finance SA, 7.75%, 11/3/20 (144A)	$3,397,250
	100,000		BB-/Ba3	ALROSA Finance SA, 8.875%, 11/17/14 (144A)	108,080
					$3,505,330
				Steel - 1.1%
	3,645,000		BBB-/Baa3	Allegheny Technologies, Inc., 9.375%, 6/1/19	$4,497,813
	3,050,000		BB+/Ba1	ArcelorMittal, 5.75%, 8/5/20	3,019,500
	10,385,000		BB+/Ba1	ArcelorMittal, 6.0%, 3/1/21	10,333,075
	5,470,000		BB+/Ba1	ArcelorMittal, 6.125%, 6/1/18	5,634,100
	150,000		B/Caa1	Atkore International, Inc., 9.875%, 1/1/18	159,000
	5,425,000		BB+/Ba2	Commercial Metals Co., 7.35%, 8/15/18	5,818,312
	5,660,000		B/B3	Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)	5,377,000
	2,815,000		CCC/Caa2	Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)	2,167,550
	8,725,000		B/Caa1	Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)	8,052,041
	5,200,000		BBB-/Baa3	Hyundai Steel Co., 4.625%, 4/21/16 (144A)	5,505,230
	6,200,000		BB-/Ba2	Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)	5,673,000
	5,555,000		NR/B3	Metinvest BV, 10.25%, 5/20/15 (144A)	5,624,438
	5,675,000		NR/B3	Metinvest BV, 8.75%, 2/14/18 (144A)	5,277,750
	7,600,000		BBB/NR	Samarco Mineracao SA, 4.125%, 11/1/22 (144A)	6,802,000
	4,738,000		B/B3	Severstal Columbus LLC, 10.25%, 2/15/18	4,909,752
					$78,850,561
				Forest Products - 0.0%†
	1,562,757		NR/NR	Emerald Plantation Holdings, Ltd., 6.0%, 1/15/20	$899,367
				Paper Products - 0.3%
	2,500,000		BBB/NR	Inversiones CMPC SA, 4.375%, 5/15/23 (144A)	$2,392,812
	8,625,000		BBB/Baa3	Inversiones CMPC SA, 4.5%, 4/25/22 (144A)	8,327,144
	11,110,000		BB-/Ba3	Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)	9,915,675
	2,100,000		BB/Ba2	Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)	2,037,000
					$22,672,631
				Total Materials	$295,475,330
				Capital Goods - 2.2%
				Building Products - 0.4%
	3,665,000		BB+/Ba3	Building Materials Corp. of America, 6.75%, 5/1/21 (144A)	$3,894,062
	3,438,000		BBB-/Ba3	Masco Corp., 5.85%, 3/15/17	3,627,090
	6,875,000		BBB-/Ba3	Masco Corp., 5.95%, 3/15/22	7,218,750
	14,465,000		BBB-/Ba3	Masco Corp., 7.125%, 3/15/20	16,128,475
					$30,868,377
				Construction & Engineering - 0.2%
	3,500,000		BB-/Ba3	Dycom Investments, Inc., 7.125%, 1/15/21	$3,710,000
	3,400,000		B/B2	Empresas ICA SAB de CV, 8.375%, 7/24/17 (144A)	2,992,000
	8,825,000		B/B2	Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	7,766,000
					$14,468,000
				Electrical Components & Equipment - 0.1%
	3,349,000		B/B3	Coleman Cable, Inc., 9.0%, 2/15/18	$3,549,940
	3,600,000		B-/B3	WireCo WorldGroup, Inc., 9.5%, 5/15/17	3,726,000
					$7,275,940
				Industrial Conglomerates - 0.2%
	2,950,000		BB-/Ba2	Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)	$2,780,375
EURO	1,120,000		BB-/Ba3	Mark IV Europe Lux SCA, 8.875%, 12/15/17 (144A)	1,538,089
	2,600,000		CCC+/B3	Park-Ohio Industries, Inc., 8.125%, 4/1/21	2,821,000
	4,485,000		BBB+/Baa2	Tyco Electronics Group SA, 6.55%, 10/1/17	5,191,836
					$12,331,300
				Construction & Farm Machinery & Heavy Trucks - 0.4%
	1,125,000		B/B2	Commercial Vehicle Group, Inc., 7.875%, 4/15/19	$1,126,406
	14,150,000		A/A3	Cummins, Inc., 5.65%, 3/1/98	13,402,102
	1,385,000		A/A3	Cummins, Inc., 6.75%, 2/15/27	1,604,571
	11,805,000		CCC/B3	Navistar International Corp., 8.25%, 11/1/21	11,598,412
					$27,731,491
				Industrial Machinery - 0.4%
	1,755,000		BBB-/Baa3	Flowserve Corp., 3.5%, 9/15/22	$1,685,551
	23,000		NR/WR	Indalex Holding Corp., 11.5%, 2/1/14 (c)	172
	3,020,000		BBB/Baa2	Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/14	3,223,143
	6,050,000		B/Caa2	Liberty Tire Recycling, 11.0%, 10/1/16 (144A)	6,050,000
	150,000		B/B1	Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)	153,000
	4,465,000		B/Caa2	Mueller Water Products, Inc., 7.375%, 6/1/17	4,576,625
	3,870,000		BBB/Baa3	Valmont Industries, Inc., 6.625%, 4/20/20	4,412,706
	7,260,000		B/NR	WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)	5,662,800
					$25,763,997
				Trading Companies & Distributors - 0.5%
	3,775,000		BB+/Ba3	Aircastle, Ltd., 6.25%, 12/1/19	$3,921,281
	2,900,000		BB+/Ba3	Aircastle, Ltd., 7.625%, 4/15/20	3,190,000
	3,700,000		BB+/NR	Aviation Capital Group Corp., 4.625%, 1/31/18 (144A)	3,642,539
	12,763,000		BB+/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	13,441,456
	6,865,000		BBB/Baa2	GATX Corp., 6.0%, 2/15/18	7,689,047
	5,175,000		BBB/Baa2	Glencore Funding LLC, 4.125%, 5/30/23 (144A)	4,615,500
					$36,499,823
				Total Capital Goods	$154,938,928
				Transportation - 0.6%
				Air Freight & Logistics - 0.0%†
	355,000		CCC-/Caa2	CEVA Group Plc, 11.625%, 10/1/16 (144A)	$358,550
	2,500,000		CCC+/B3	CEVA Group Plc, 8.375%, 12/1/17 (144A)	2,450,000
					$2,808,550
				Airlines - 0.2%
	593,999		BB/Ba1	Continental Airlines 1999-1 Class B Pass Through Trust, 6.795%, 8/2/18	$613,304
	100,000		B+/B1	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.125%, 4/29/18	101,000
	50,000		BBB-/Ba2	Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16	52,000
	2,546,080		A/Baa1	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	2,705,210
	2,795,000		BBB+/Ba1	Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.9%, 1/15/26	2,669,225
	4,965,000		BB-/NR	TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)	5,089,125
					$11,229,864
				Marine - 0.0%†
	3,750,000		BB-/NR	Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)	$3,459,375
				Trucking - 0.3%
	6,000,000		BB-/Ba3	Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19	$6,015,000
	4,200,000		BBB-/Baa2	Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)	4,462,000
	8,143,982		NR/Ba3	Inversiones Alsacia SA, 8.0%, 8/18/18 (144A)	6,881,665
	50,000		B/B3	syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)	53,000
	2,050,000		BBB/A3	Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)	1,792,520
					$19,204,185
				Airport Services - 0.0%†
	1,100,000		B/B2	Aguila 3 SA, 7.875%, 1/31/18 (144A)	$1,133,000
				Highways & Railtracks - 0.1%
MXN	87,500,000		BBB/NR	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	$6,353,209
				Total Transportation	$44,188,183
				Automobiles & Components - 0.1%
				Automobile Manufacturers - 0.1%
	750,000		B/B1	Chrysler Group LLC, 8.0%, 6/15/19	$818,438
	3,000,000		B/B1	Chrysler Group LLC, 8.25%, 6/15/21	3,311,250
	1,390,000		BBB+/Baa1	Hyundai Motor Manufacturing Czech sro, 4.5%, 4/15/15 (144A)	1,450,241
					$5,579,929
				Total Automobiles & Components	$5,579,929
				Consumer Durables & Apparel - 0.7%
				Home Furnishings - 0.1%
	3,450,000		BBB-/Ba1	Mohawk Industries, Inc., 3.85%, 2/1/23	$3,310,927
				Homebuilding - 0.2%
	5,880,000		BB-/B2	Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)	$5,769,750
	3,460,000		BB-/B2	Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	3,485,950
	3,140,000		NR/Caa2	Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A) (c)	1,067,600
	5,065,000		NR/Caa2	Desarrolladora Homex SAB de CV, 9.75%, 3/25/20 (144A)	1,722,100
	1,500,000		B/B2	KB Home, 8.0%, 3/15/20	1,665,000
	2,275,000		NR/Ca	Urbi Desarrollos Urbanos SAB de CV, 9.5%, 1/21/20 (144A)	500,500
	3,975,000		NR/Ca	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)	874,500
					$15,085,400
				Household Appliances - 0.1%
	7,600,000		BB+/NR	Arcelik AS, 5.0%, 4/3/23 (144A)	$6,802,000
				Housewares & Specialties - 0.3%
	9,539,000		BB+/NR	Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)	$10,206,730
	4,175,000		B+/B1	Reynolds Group Issuer, Inc., 7.125%, 4/15/19	4,409,844
	5,895,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	6,307,650
	2,465,000		CCC+/B3	Yankee Candle Co., Inc., 9.75%, 2/15/17	2,548,194
					$23,472,418
				Total Consumer Durables & Apparel	$48,670,745
				Consumer Services - 1.4%
				Casinos & Gaming - 0.6%
	11,915,000		CCC-/Ca	Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A) (c)	$6,553,250
EURO	7,630,000	8.25	BB/Ba2	Gtech Spa, Floating Rate Note, 3/31/66 (144A)	10,304,817
	120,000		BBB/Baa2	International Game Technology, 7.5%, 6/15/19	138,927
	2,050,000		NR/WR	Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A)	123,000
	75,000		B+/B3	MGM Resorts International, 6.75%, 10/1/20	77,625
EURO	4,166,000		CCC/Caa1	Peermont Global Pty, Ltd., 7.75%, 4/30/14 (144A)	5,341,539
	4,274,000		B+/B2	Scientific Games International, Inc., 9.25%, 6/15/19	4,626,605
	1,780,000		CCC/Caa2	Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (144A)	1,762,200
	5,420,000		BBB-/NR	Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)	5,013,500
	11,470,000		BBB-/NR	Wynn Las Vegas LLC, 5.375%, 3/15/22	11,584,700
					$45,526,163
				Leisure Facilities - 0.1%
EURO	3,750,000		B+/B3	Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)	$4,910,663
				Restaurants - 0.1%
	4,000,000		B/B3	Burger King Corp., 9.875%, 10/15/18	$4,460,000
				Education Services - 0.5%
	2,300,000		AA+/Aaa	Amherst College, 3.794%, 11/1/42	$2,126,497
	4,550,000		NR/Aa2	Bowdoin College, 4.693%, 7/1/12	3,927,842
	4,025,000		AAA/Aaa	Massachusetts Institute of Technology, 5.6%, 7/1/11	4,851,477
	5,600,000		AAA/NR	President and Fellows of Harvard College, 2.3%, 10/1/23	5,300,086
	14,800,000		AA-/Aa2	Tufts University, 5.017%, 4/15/12	14,769,556
	2,800,000		AA/Aa1	University of Southern California, 5.25%, 10/1/11	3,186,114
	5,100,000		AAA/NR	William Marsh Rice University, 4.626%, 5/15/63	4,888,470
					$39,050,042
				Specialized Consumer Services - 0.1%
	5,322,000		BB-/B1	Service Corp International United States, 8.0%, 11/15/21	$6,093,690
				Total Consumer Services	$100,040,558
				Media - 0.5%
				Broadcasting - 0.5%
	6,150,000		BB-/B1	CCO Holdings LLC, 6.625%, 1/31/22	$6,411,375
	3,775,000		BB-/B1	CCO Holdings LLC, 7.375%, 6/1/20	4,105,312
	6,600,000		NR/Baa3	Myriad International Holdings BV, 6.375%, 7/28/17 (144A)	7,227,000
EURO	1,600,000		B+/B1	Nara Cable Funding II, Ltd., 8.5%, 3/1/20 (144A)	2,205,184
	3,000,000		B+/B1	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	3,120,000
EURO	7,360,000		B+/B1	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	9,987,684
					$33,056,555
				Cable & Satellite - 0.0%†
	1,100,000		BBB/Baa2	Time Warner Cable, Inc., 8.25%, 4/1/19	$1,324,393
	640,000		BBB/Baa2	Time Warner Cable, Inc., 8.75%, 2/14/19	785,585
					$2,109,978
				Total Media	$35,166,533
				Retailing - 0.1%
				Internet Retail - 0.1%
	9,760,000		BBB-/Ba1	Expedia, Inc., 5.95%, 8/15/20	$10,357,917
				Total Retailing	$10,357,917
				Food & Staples Retailing - 0.1%
				Drug Retail - 0.1%
	5,733,397		BBB+/Baa2	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$6,272,050
	1,072,730		BBB+/Baa2	CVS Pass-Through Trust, 6.036%, 12/10/28	1,209,987
					$7,482,037
				Total Food & Staples Retailing	$7,482,037
				Food, Beverage & Tobacco - 1.7%
				Soft Drinks - 0.2%
	10,260,000		BB/NR	Ajecorp BV, 6.5%, 5/14/22 (144A)	$10,444,680
	2,795,000		BB/Ba2	Central American Bottling Corp., 6.75%, 2/9/22 (144A)	2,934,750
					$13,379,430
				Agricultural Products - 0.2%
	12,880,000		BBB/Baa2	Viterra, Inc., 5.95%, 8/1/20 (144A)	$13,618,372
				Packaged Foods & Meats - 1.1%
	50,000		B/B2	Agrokor DD, 8.875%, 2/1/20 (144A)	$52,700
	750,000		BB/Ba3	Bertin SA, 10.25%, 10/5/16 (144A)	800,625
	3,500,000		BBB-/NR	BRF SA, 3.95%, 5/22/23 (144A)	3,080,000
	8,010,000		BBB-/Baa3	BRF SA, 5.875%, 6/6/22 (144A)	8,220,663
	8,000,000		B+/B1	CFG Investment SAC, 9.75%, 7/30/19 (144A)	7,160,000
	1,038,898		NR/NR	Independencia International, Ltd., 12.0%, 12/30/16 (144A) (c)	2,597
	7,913,000		BB/Ba3	JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)	8,031,695
	4,650,000		BB/Ba3	JBS USA LLC, 8.25%, 2/1/20 (144A)	4,870,875
	4,150,000		B/B2	Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)	3,901,000
	9,500,000		B/B2	Marfrig Holding Europe BV, 9.875%, 7/24/17 (144A)	9,547,500
	6,750,000		B/B2	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	6,690,938
	10,800,000		B/NR	MHP SA, 8.25%, 4/2/20 (144A)	9,620,929
	5,000,000		BB-/B1	Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)	5,975,000
	6,600,000		BB-/B1	Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	6,567,000
	3,305,000		BBB-/Baa2	Mondelez International, Inc., 6.5%, 2/9/40	3,943,308
	175,000		B+/B1	Post Holdings, Inc., 7.375%, 2/15/22	187,250
					$78,652,080
				Tobacco - 0.2%
	10,320,000		B-/B3	Alliance One International, Inc., 10.0%, 7/15/16	$10,552,200
	4,700,000		BBB-/Baa2	Lorillard Tobacco Co., 3.75%, 5/20/23	4,336,704
					$14,888,904
				Total Food, Beverage & Tobacco	$120,538,786
				Household & Personal Products - 0.2%
				Personal Products - 0.2%
	16,255,000		BBB-/Baa2	Avon Products, Inc., 5.0%, 3/15/23	$16,157,259
				Total Household & Personal Products	$16,157,259
				Health Care Equipment & Services - 0.5%
				Health Care Services - 0.2%
	11,400,000		AA-/Aa3	Catholic Health Initiatives, 4.35%, 11/1/42	$10,381,661
	5,413,000		CCC+/Caa2	Gentiva Health Services, Inc., 11.5%, 9/1/18	5,575,390
					$15,957,051
				Health Care Facilities - 0.3%
	4,000,000		BB/Ba3	HCA, Inc., 6.5%, 2/15/20	$4,327,500
	12,480,000		B-/B3	Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19	13,228,800
					$17,556,300
				Total Health Care Equipment & Services	$33,513,351
				Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
				Biotechnology - 0.2%
	8,085,000		B/B1	VPII Escrow Corp., 7.5%, 7/15/21 (144A)	$8,367,975
	5,640,000		BB/B3	Warner Chilcott Co. LLC, 7.75%, 9/15/18	6,091,200
					$14,459,175
				Total Pharmaceuticals, Biotechnology & Life Sciences	$14,459,175
				Banks - 6.2%
				Diversified Banks - 4.0%
TRY	11,000,000		NR/Baa2	Akbank TAS, 7.5%, 2/5/18 (144A)	$5,234,756
NOK	70,000,000		AAA/Aaa	Asian Development Bank, 3.375%, 5/20/14	11,689,160
	6,400,000	7.38	BB+/NR	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)	6,739,545
	1,753,000	9.75	BB+/NR	Banco de Credito del Peru Panama, Floating Rate Note, 11/6/69 (144A)	2,024,715
	10,210,000	6.88	NR/Ba1	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)	10,899,175
	9,400,000	6.25	BB/NR	Banco do Brasil SA, Floating Rate Note, 12/29/49 (Perpetual) (144A)	8,272,000
	3,650,000		NR/Ba1	Banco do Estado do Rio Grande do Sul SA, 7.375%, 2/2/22 (144A)	3,759,500
	8,060,000		NR/B1	Banco GNB Sudameris SA, 7.5%, 7/30/22 (144A)	8,414,405
	100,000		BBB-/Baa3	Bank of India London, 3.625%, 9/21/18 (144A)	95,987
	50,000		BBB/NR	BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)	48,750
	23,300,000		NR/Baa2	BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)	24,465,000
TRY	29,885,000		AA-/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3/3/15	13,662,732
EURO	5,150,000		NR/Aaa	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20	7,206,537
	8,500,000		NR/Ba3	CorpGroup Banking SA, 6.75%, 3/15/23 (144A)	8,559,696
	1,900,000		A+/Aa3	Export-Import Bank of Korea, 5.875%, 1/14/15	2,021,355
	11,000,000		A/A2	HSBC Bank plc, 7.65%, 5/1/25	13,037,178
IDR	92,300,000,000		NR/Aaa	Inter-American Development Bank, 4.5%, 2/4/16	8,585,527
NOK	167,500,000		AAA/Aaa	International Bank for Reconstruction & Development, 3.25%, 4/14/14	27,870,105
AUD	50,000		AAA/Aaa	International Bank for Reconstruction & Development, 5.75%, 10/21/19	49,739
BRL	37,250,000		AAA/Aaa	International Finance Corp., 5.0%, 12/21/15	15,177,598
	11,625,000		BBB+/Baa2	Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)	11,651,121
	3,925,000		BBB+/Baa2	Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	3,953,150
	7,915,000	2.67	BBB+/Baa2	Intesa Sanpaolo S.p.A., Floating Rate Note, 2/24/14 (144A)	7,944,080
	3,275,000		BBB/A3	Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	3,465,310
	17,800,000		A/Baa1	Nordea Bank AB, 4.25%, 9/21/22 (144A)	17,561,035
	3,078,947	3.02	A/NR	SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)	3,069,014
	11,145,000	4.50	NR/Baa3	Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)	10,002,638
	6,900,000		A+/A2	Standard Chartered Plc, 3.85%, 4/27/15 (144A)	7,187,799
	5,400,000		A-/A3	Standard Chartered Plc, 3.95%, 1/11/23 (144A)	5,023,328
TRY	14,400,000		NR/Baa2	Turkiye Garanti Bankasi AS, 7.375%, 3/7/18 (144A)	6,851,279
	5,100,000		NR/Ba1	Turkiye Is Bankasi, 6.0%, 10/24/22 (144A)	4,985,250
	7,800,000		NR/Baa1	VTB Bank OJSC Via VTB Capital SA, 6.0%, 4/12/17 (144A)	8,112,000
	15,600,000		BBB-/Baa2	VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)	15,834,000
	2,450,000	7.98	BBB+/Ba1	Wells Fargo & Co., Floating Rate Note, 3/29/49 (Perpetual)	2,768,500
					$286,221,964
				Regional Banks - 1.7%
	6,843,000		NR/Baa3	Banco Internacional del Peru SAA, 5.75%, 10/7/20 (144A)	$6,979,860
	1,500,000		A-/NR	CoBank ACB, 7.875%, 4/16/18 (144A)	1,830,200
	2,885,000		A/A1	Mellon Funding Corp., 5.5%, 11/15/18	3,324,472
	1,809,000		A-/A3	PNC Bank NA, 6.0%, 12/7/17	2,091,464
	16,036,000		BBB-/Baa2	Sovereign Bank, 8.75%, 5/30/18	19,389,160
	15,605,000	4.49	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)	15,519,172
	8,085,000	4.85	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)	7,539,262
	24,810,000	6.75	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)	26,918,850
	32,775,000		BBB-/NR	UBS AG, 7.625%, 8/17/22	35,968,858
	2,195,000		A+/A1	Wachovia Bank NA, 6.0%, 11/15/17	2,504,745
	660,000	5.57	BBB+/Baa3	Wachovia Capital Trust III, Floating Rate Note, 3/29/49 (Perpetual)	647,625
					$122,713,668
				Thrifts & Mortgage Finance - 0.5%
	12,500,000		BB-/Ba2	Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)	$12,750,000
	1,650,000		BB+/Ba1	Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.875%, 9/25/17 (144A)	1,750,980
RUB	246,800,000		BB+/Ba1	Alfa Bank OJSC Via Alfa Bond Issuance Plc, 8.625%, 4/26/16 (144A)	7,330,300
	10,175,000		BBB-/Baa2	Astoria Financial Corp., 5.0%, 6/19/17	10,692,928
	1,970,000		BBB/Baa2	Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15	2,019,904
					$34,544,112
				Total Banks	$443,479,744
				Diversified Financials - 6.4%
				Other Diversified Financial Services - 2.4%
	9,380,000		BBB+/Baa2	Alterra Finance LLC, 6.25%, 9/30/20	$10,708,658
EURO	900,000	10.50	B-/NR	ATLAS VI Capital, Ltd., Floating Rate Note, 4/7/14 (Cat Bond) (144A)	1,192,266
	4,200,000		A-/NR	Carlyle Holdings Finance LLC, 3.875%, 2/1/23 (144A)	4,064,714
	12,660,000		A-/NR	Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	11,842,734
	12,945,000	5.95	BB/B1	Citigroup, Inc., Floating Rate Note, 12/29/49 (Perpetual)	12,881,570
	8,925,000	5.35	BB/B1	Citigroup, Inc., Floating Rate Note, 4/29/49 (Perpetual)	8,367,188
	9,825,000	7.88	NR/NR	Credit Suisse Group Guernsey I, Ltd., Floating Rate Note, 2/24/41	10,267,125
	9,400,000		NR/B3	DTEK Finance Plc, 7.875%, 4/4/18 (144A)	8,765,500
	6,250,000		BBB/NR	Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (Step) (144A)(e)	3,536,640
	18,800,000	7.12	AA-/Baa1	General Electric Capital Corp., Floating Rate Note, 12/29/49 (Perpetual)	21,244,000
	2,400,000	5.25	AA-/Baa1	General Electric Capital Corp., Floating Rate Note, 6/29/49 (Perpetual)	2,292,000
	2,550,000		BBB+/Baa1	Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)	2,703,107
	2,700,000	5.65	BB/Ba1	ING US, Inc., Floating Rate Note, 5/15/53 (144A)	2,538,000
NZD	15,300,000		A/A2	JPMorgan Chase & Co., 4.25%, 11/2/18	11,387,277
	28,037,000	7.90	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	31,681,810
	21,530,000		A-/NR	KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	19,667,892
	4,200,000		BB/NR	Magnesita Finance, Ltd., 8.625%, 4/29/49 (Perpetual) (144A)	4,201,205
	5,351,000	7.70	BBB/NR	Tiers Trust, Floating Rate Note, 10/15/97 (144A) (d)	3,371,341
					$170,713,027
				Multi-Sector Holdings - 0.2%
	4,710,000		BBB-/NR	Gruposura Finance, 5.7%, 5/18/21 (144A)	$4,851,300
	11,820,000		AA/Aa3	IPIC GMTN, Ltd., 5.5%, 3/1/22 (144A)	12,617,850
					$17,469,150
				Specialized Finance - 0.6%
	6,230,000		BB/Ba3	Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	$5,949,650
	6,180,000		BBB+/Baa1	BM&FBovespa SA, 5.5%, 7/16/20 (144A)	6,311,325
	18,870,000		BBB-/WR	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	19,309,728
	3,705,000		BBB/NR	Corp Financiera de Desarrollo SA, 4.75%, 2/8/22 (144A)	3,649,425
	2,850,000	5.25	BB+/NR	Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)	2,963,430
	6,400,000		BBB+/Baa2	LeasePlan Corp NV, 2.5%, 5/16/18 (144A)	6,167,750
					$44,351,308
				Consumer Finance - 0.2%
	1,995,000		BB+/Ba1	Banque PSA Finance SA, 5.75%, 4/4/21 (144A)	$1,887,749
	2,030,000		BBB/Baa1	Capital One Bank USA NA, 8.8%, 7/15/19	2,603,863
	200,000		A/A2	Caterpillar Financial Services Corp., 7.05%, 10/1/18	247,759
	1,240,000		BBB+/Baa1	Hyundai Capital America, 3.75%, 4/6/16 (144A)	1,286,599
	1,200,000		BBB+/Baa1	Hyundai Capital America, 4.0%, 6/8/17 (144A)	1,243,138
	1,825,000		B+/B1	Jefferies Finance LLC, 7.375%, 4/1/20 (144A)	1,770,250
	4,559,000	4.00	BBB-/Ba1	SLM Corp., Floating Rate Note, 7/25/14	4,581,795
					$13,621,153
				Asset Management & Custody Banks - 0.7%
	8,324,000	7.52	BBB+/Baa2	Ameriprise Financial, Inc., Floating Rate Note, 6/1/66	$9,093,970
	5,375,000		A/NR	Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)	5,685,960
	19,000		A-/A3	Eaton Vance Corp., 6.5%, 10/2/17	21,867
	5,650,000		NR/B1	Intercorp Retail Trust, 8.875%, 11/14/18 (144A)	6,073,750
	4,500,000		BBB-/Baa3	Janus Capital Group, Inc., 6.7%, 6/15/17	5,024,601
	4,350,000		BB+/Ba1	Neuberger Berman Group LLC, 5.625%, 3/15/20 (144A)	4,502,250
	11,175,000		BBB/NR	Prospect Capital Corp., 5.875%, 3/15/23	10,601,398
	5,450,000	4.50	BBB/Baa1	The Bank of New York Mellon Corp., Floating Rate Note, 12/29/49 (Perpetual)	5,123,000
					$46,126,796
				Investment Banking & Brokerage - 2.3%
	25,900,000	4.00	BB+/Ba2	Goldman Sachs Capital II, Floating Rate Note, 6/1/43	$20,590,500
	4,000,000		BBB/Baa3	Jefferies Group LLC, 5.125%, 1/20/23	3,969,156
	7,160,000		BBB/Baa3	Jefferies Group LLC, 5.125%, 4/13/18	7,482,214
	11,890,000		BBB/Baa3	Jefferies Group LLC, 6.875%, 4/15/21	13,076,527
	1,425,000		BBB/Baa3	Jefferies Group LLC, 8.5%, 7/15/19	1,717,125
	5,945,000		BBB/A3	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	6,173,169
	7,750,000		BBB/A3	Macquarie Group, Ltd., 6.25%, 1/14/21 (144A)	8,237,576
	5,460,000		BBB/A3	Macquarie Group, Ltd., 7.625%, 8/13/19 (144A)	6,332,071
	932,000		A-/Baa2	Merrill Lynch & Co., Inc., 5.0%, 2/3/14	952,209
	17,800,000		BBB+/Baa3	Merrill Lynch & Co., Inc., 7.75%, 5/14/38	20,361,135
	20,700,000		BBB+/Baa2	Morgan Stanley, 4.1%, 5/22/23	19,125,123
	4,400,000		BBB+/Baa2	Morgan Stanley, 4.875%, 11/1/22	4,346,764
	11,000,000		A-/Baa1	Morgan Stanley, 5.5%, 7/28/21	11,746,108
	9,000,000		BBB/Baa2	Raymond James Financial, Inc., 4.25%, 4/15/16	9,511,479
	17,423,000		NR/Baa3	Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)	17,042,273
	45,000		A/A3	TD Ameritrade Holding Corp., 5.6%, 12/1/19	52,310
	7,400,000		BBB+/Baa1	The Goldman Sachs Group, Inc., 6.45%, 5/1/36	7,445,873
	5,400,000		BBB+/Baa1	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	5,531,566
					$163,693,178
				Total Diversified Financials	$455,974,612
				Insurance - 7.7%
				Insurance Brokers - 0.2%
	650,000		CCC+/Caa2	HUB International, Ltd., 8.125%, 10/15/18 (144A)	$676,000
	6,850,000		BBB-/Baa3	Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	7,647,525
	100,000		CCC/Caa2	Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)	98,500
GBP	2,125,000		NR/B1	Towergate Finance Plc, 8.5%, 2/15/18 (144A)	3,322,883
					$11,744,908
				Life & Health Insurance - 1.6%
	125,000		BB-/Ba3	CNO Financial Group, Inc., 6.375%, 10/1/20 (144A)	$132,812
	10,110,000		BBB/WR	Delphi Financial Group, Inc., 7.875%, 1/31/20	11,858,211
	3,200,000		BBB-/Baa3	Forethought Financial Group, Inc., 8.625%, 4/15/21 (144A)	3,688,243
	2,600,000		A-/Baa1	Lincoln National Corp., 8.75%, 7/1/19	3,333,546
	11,955,000	6.05	BBB/Baa3	Lincoln National Corp., Floating Rate Note, 4/20/67	11,712,074
	3,200,000	7.00	BBB/Baa3	Lincoln National Corp., Floating Rate Note, 5/17/66	3,191,360
	7,387,000		BBB/Baa2	MetLife, Inc., 10.75%, 8/1/39	11,412,915
	5,875,000		BBB/Baa2	MetLife, Inc., 6.4%, 12/15/36	6,007,188
	7,805,000		A-/Baa2	Protective Life Corp., 7.375%, 10/15/19	9,456,569
	775,000		A/Baa2	Prudential Financial, Inc., 6.2%, 1/15/15	835,026
	8,050,000	5.20	BBB+/Baa3	Prudential Financial, Inc., Floating Rate Note, 3/15/44	7,607,250
	5,969,000	8.88	BBB+/Baa3	Prudential Financial, Inc., Floating Rate Note, 6/15/38	7,162,800
	11,240,000	5.62	BBB+/Baa3	Prudential Financial, Inc., Floating Rate Note, 6/15/43	11,015,200
	7,575,000	5.88	BBB+/Baa3	Prudential Financial, Inc., Floating Rate Note, 9/15/42	7,593,938
	2,600,000		A/Baa1	Torchmark Corp., 3.8%, 9/15/22	2,574,351
	3,400,000		BBB/Baa2	Unum Group, 5.625%, 9/15/20	3,747,330
	4,700,000		BBB/Baa2	Unum Group, 5.75%, 8/15/42	4,984,890
	3,850,000	2.90	BBB-/NR	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	3,935,855
	5,500,000	3.60	BB+/NR	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	5,602,300
					$115,851,858
				Multi-line Insurance - 1.0%
	10,060,000		BBB/A3	AXA SA, 8.6%, 12/15/30	$12,172,600
	15,870,000	6.46	BBB-/Baa1	AXA SA, Floating Rate Note, 12/29/49 (Perpetual) (144A)	15,532,762
	12,710,000		BBB-/Baa3	Genworth Holdings, Inc., 7.2%, 2/15/21	14,270,623
	10,430,000		BBB-/Baa3	Genworth Holdings, Inc., 7.625%, 9/24/21	12,120,494
	6,970,000		BBB-/Baa2	Liberty Mutual Group, Inc., 5.0%, 6/1/21 (144A)	7,352,228
	1,560,000		BBB-/Baa2	Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)	1,638,519
	8,650,000		BBB/Baa2	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	9,071,938
	1,000,000		A/A2	Metropolitan Life Insurance Co., 7.7%, 11/1/15 (144A)	1,126,667
					$73,285,831
				Property & Casualty Insurance - 1.5%
	5,200,000	4.37	BB+/NR	Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)	$5,170,880
	5,750,000		NR/Baa3	First American Financial Corp., 4.3%, 2/1/23	5,531,874
	12,255,000		BBB-/Baa2	OneBeacon US Holdings, Inc., 4.6%, 11/9/22	12,191,544
	16,800,000	6.80	BBB/Baa3	QBE Capital Funding II LP, Floating Rate Note, 6/29/49 (Perpetual) (144A)	16,638,703
	5,100,000		A-/Baa1	QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)	4,999,749
	6,200,000		BBB/Baa3	Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)	6,778,559
	12,390,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)	12,782,862
	12,600,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 6.375%, 6/15/21	13,987,789
	6,267,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.5%, 3/1/20	7,202,826
	23,335,000	6.50	BBB-/Ba1	XL Group Plc, Floating Rate Note, 12/29/49 (Perpetual)	22,751,625
					$108,036,411
				Reinsurance - 3.4%
	7,500,000	6.38	NR/NR	Aquarius + Investments Plc for Swiss Reinsurance Co, Ltd., Floating Rate Note, 9/1/24	$7,477,500
	1,400,000	8.15	BB-/NR	Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)	1,414,840
	400,000	6.12	BB+/NR	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	414,040
	1,400,000	2.50	BB+/NR	Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	1,392,580
	4,433,000	5.25	BB-/NR	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	4,378,474
	5,050,000	6.85	NR/NR	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	5,020,710
	3,900,000	4.50	NR/Baa1	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	4,020,900
	1,400,000	10.00	NR/Ba2	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	1,514,660
	900,000	9.00	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	922,680
	3,150,000	10.25	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	3,245,760
	850,000	9.00	BB/NR	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	912,135
	2,650,000	6.65	BB/NR	East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)	2,737,715
	1,000,000	5.75	BB+/NR	East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)	1,006,300
	750,000	6.60	BB-/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/4/14 (Cat Bond) (144A)	766,350
	5,300,000	5.00	BB+/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)	5,492,920
	4,500,000	5.00	BB+/NR	Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)	4,601,700
	4,675,000	5.75	BB/NR	Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)	4,661,442
	3,200,000	8.35	BB-/NR	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	3,313,600
	400,000	13.50	B-/NR	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	413,600
	3,850,000	0.00	BB+/NR	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	3,848,075
	7,250,000	6.00	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	7,242,025
	5,200,000	7.25	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	5,201,040
	5,000,000	4.00	BB/NR	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	4,979,000
	2,500,000	6.00	BB+/NR	Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)	2,602,750
	11,560,000		BBB/NR	Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	11,364,520
	1,850,000	9.00	BB/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	1,926,960
	3,100,000	12.00	B/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	3,287,240
	2,850,000	8.71	B+/NR	Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	2,915,265
	250,000	11.94	B-/NR	Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	242,400
	250,000	8.61	NR/Ba3	Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	263,900
	3,500,000	8.11	NR/Ba3	Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	3,748,500
	8,384,338		NR/NR	Pangaea Re, 0.0%, 10/1/15 (Cat Bond)(e)	8,491,658
	12,025,000		BBB/NR	Platinum Underwriters Finance, Inc., 7.5%, 6/1/17	13,436,110
	4,200,000	7.50	BB-/NR	Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)	4,223,940
	2,750,000	7.50	BB-/NR	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	2,793,175
	2,150,000	8.50	B+/NR	Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	2,215,790
	700,000	10.35	B/NR	Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	726,670
	2,500,000	8.60	B/NR	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	2,536,750
	8,470,000		A-/Baa1	Reinsurance Group of America, Inc., 6.45%, 11/15/19	9,742,389
	11,925,000	6.75	BBB-/Baa3	Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65	11,939,906
	4,000,000	9.00	BB-/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	4,110,800
	7,100,000	8.75	B+/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	7,377,610
	3,800,000	4.50	BB+/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	3,846,360
	7,100,000	5.75	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	7,317,260
	4,500,000	8.00	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	4,923,900
	2,000,000	0.00	B-/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	1,981,000
	1,150,000	0.00	NR/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	1,145,975
	2,750,000	3.50	BB+/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	2,721,125
	5,650,000	4.00	BB/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	5,590,675
	3,800,000		NR/NR	Sector Re V, Ltd., 12/1/17 (Cat Bond)	4,016,220
	5,600,000		NR/NR	Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A)	5,499,200
	2,600,000	12.93	B-/NR	Successor X, Ltd. Class III-R3, Floating Rate Note, 1/7/14 (Cat Bond) (144A)	2,596,360
	750,000	13.00	NR/NR	Successor X, Ltd. Class IV-AL3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)	749,100
	7,490,000	9.41	B/NR	Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)	7,506,478
	3,150,000	11.00	NR/B2	Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)	3,228,750
	725,000	11.25	B-/NR	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	734,932
	2,000,000	8.50	B+/NR	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	2,038,800
	7,880,000		BBB+/Baa2	Validus Holdings, Ltd., 8.875%, 1/26/40	9,949,863
	2,200,000	2.75	BBB+/NR	Vitality Re IV, Ltd., Floating Rate Note, 1/9/16 (Cat Bond) (144A)	2,225,960
	6,215,000	5.88	NR/NR	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	6,032,927
					$241,029,264
				Total Insurance	$549,948,272
				Real Estate - 2.7%
				Diversified REIT's - 0.7%
	15,725,000		BBB+/Baa1	Dexus Diversified Trust, 5.6%, 3/15/21 (144A)	$16,862,028
	6,300,000		BBB/Baa2	Digital Realty Trust LP, 3.625%, 10/1/22	5,784,005
	3,125,000		BBB/Baa2	Digital Realty Trust LP, 5.25%, 3/15/21	3,259,719
	1,445,000		BBB/Baa2	Digital Realty Trust LP, 5.875%, 2/1/20	1,576,710
	9,250,000		BBB/Baa2	Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)	10,186,017
	12,525,000		BBB/Baa2	Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)	14,027,048
					$51,695,527
				Office REIT's - 0.8%
	4,802,000		BBB-/Baa2	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	$4,584,565
	11,010,000		BBB-/Baa2	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	11,220,599
	3,865,000		BBB-/Baa3	BioMed Realty LP, 4.25%, 7/15/22	3,799,995
	6,450,000		BBB-/Baa3	Corporate Office Properties LP, 3.6%, 5/15/23 (144A)	5,953,208
	9,060,000		BBB-/Baa2	Highwoods Realty LP, 3.625%, 1/15/23	8,431,934
	5,975,000		BBB/Baa2	Mack-Cali Realty LP, 3.15%, 5/15/23	5,334,104
	5,010,000		BBB/Baa2	Mack-Cali Realty LP, 4.5%, 4/18/22	5,034,764
	980,000		BBB/Baa2	Mack-Cali Realty LP, 7.75%, 8/15/19	1,200,679
	11,130,000		BBB/Baa2	Piedmont Operating Partnership LP, 3.4%, 6/1/23 (144A)	10,135,390
					$55,695,238
				Retail REIT's - 0.2%
	3,695,000		BBB-/Baa3	DDR Corp., 4.625%, 7/15/22	$3,734,126
	1,261,000		BBB-/Baa3	DDR Corp., 4.75%, 4/15/18	1,354,951
	6,440,000		BBB-/Baa3	DDR Corp., 7.5%, 4/1/17	7,468,011
					$12,557,088
				Specialized REIT's - 0.9%
	3,205,000		BBB-/Baa3	CubeSmart LP, 4.8%, 7/15/22	$3,326,463
	6,300,000		BBB/Baa2	Health Care Real Estate Investment Trust, Inc., 3.75%, 3/15/23	5,989,045
	3,150,000		BBB/Baa2	Health Care Real Estate Investment Trust, Inc., 5.25%, 1/15/22	3,385,513
	600,000		BBB/Baa2	Health Care Real Estate Investment Trust, Inc., 6.125%, 4/15/20	681,602
	3,370,000		BBB-/Baa3	Healthcare Realty Trust, Inc., 5.75%, 1/15/21	3,652,635
	5,555,000		BBB-/Baa3	Healthcare Realty Trust, Inc., 6.5%, 1/17/17	6,210,490
	15,725,000		BBB-/Baa2	Hospitality Properties Trust, 5.0%, 8/15/22	15,691,978
	5,205,000		BBB-/Baa2	Hospitality Properties Trust, 7.875%, 8/15/14	5,412,013
	2,061,000		BB-/B1	Sabra Health Care LP, 8.125%, 11/1/18	2,210,422
	11,518,000		BBB-/Baa3	Senior Housing Properties Trust, 6.75%, 4/15/20	12,671,562
	8,130,000		BBB/Baa2	Ventas Realty LP, 4.75%, 6/1/21	8,540,939
					$67,772,662
				Diversified Real Estate Activities - 0.1%
	5,720,000		A-/A2	WEA Finance LLC, 7.125%, 4/15/18 (144A)	$6,788,250
				Real Estate Operating Companies - 0.0%†
	50,000		B-/NR	IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)	$45,500
				Total Real Estate	$194,554,265
				Software & Services - 0.2%
				Data Processing & Outsourced Services - 0.2%
	11,000,000		BB-/Ba2	Audatex North America, Inc., 6.0%, 6/15/21 (144A)	$10,972,500
	1,640,000		B-/Caa1	First Data Corp., 8.25%, 1/15/21 (144A)	1,672,800
					$12,645,300
				Total Software & Services	$12,645,300
				Technology Hardware & Equipment - 0.5%
				Communications Equipment - 0.0%†
	3,000,000		BB+/B1	Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)	$2,820,000
				Computer Storage & Peripherals - 0.2%
	18,670,000		BB+/Ba1	Seagate HDD Cayman, 4.75%, 6/1/23 (144A)	$17,409,775
				Electronic Equipment Manufacturers - 0.1%
	6,375,000		BB-/B1	Viasystems, Inc., 7.875%, 5/1/19 (144A)	$6,725,625
				Electronic Manufacturing Services - 0.2%
	4,615,000		BB+/Ba1	Flextronics International, Ltd., 4.625%, 2/15/20 (144A)	$4,476,550
	7,680,000		BB+/Ba1	Flextronics International, Ltd., 5.0%, 2/15/23 (144A)	7,430,400
					$11,906,950
				Total Technology Hardware & Equipment	$38,862,350
				Semiconductors & Semiconductor Equipment - 0.1%
				Semiconductor Equipment - 0.1%
	4,090,000		BBB/Baa1	KLA-Tencor Corp., 6.9%, 5/1/18	$4,761,214
				Semiconductors - 0.0%†
CNY	12,000,000		BB-/NR	LDK Solar Co, Ltd., 10.0%, 2/28/14	$572,647
				Total Semiconductors & Semiconductor Equipment	$5,333,861
				Telecommunication Services - 2.6%
				Integrated Telecommunication Services - 1.5%
	4,250,000		BB/Ba2	CenturyLink, Inc., 6.45%, 6/15/21	$4,430,625
	3,510,000		BB/Ba2	CenturyLink, Inc., 7.6%, 9/15/39	3,334,500
	3,100,000		BB/Ba2	CenturyLink, Inc., 7.65%, 3/15/42	2,945,000
	5,703,000		B/B1	Cincinnati Bell, Inc., 8.25%, 10/15/17	5,945,378
	10,921,000		B/B1	Cincinnati Bell, Inc., 8.375%, 10/15/20	11,221,328
	7,590,000		BB-/Ba2	Frontier Communications Corp., 8.5%, 4/15/20	8,367,975
	10,505,000		BB-/Ba2	Frontier Communications Corp., 8.75%, 4/15/22	11,450,450
	1,500,000		B+/B2	GCI, Inc., 8.625%, 11/15/19	1,537,500
	9,400,000		NR/Ba3	GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)	9,857,470
	3,189,458		NR/NR	GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)	3,255,872
	8,065,000		NR/A2	GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	8,377,099
	9,080,000		BBB-/Baa3	Oi SA, 5.75%, 2/10/22 (144A)	8,455,750
	1,235,000		A/A2	Qtel International Finance, Ltd., 3.375%, 10/14/16 (144A)	1,284,894
	3,200,000		A/A2	Qtel International Finance, Ltd., 3.875%, 1/31/28 (144A)	2,800,000
	11,154,000		BBB/Baa2	Telefonica Emisiones SAU, 6.221%, 7/3/17	12,163,493
EURO	2,625,000		B+/B1	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)	3,489,573
	1,615,000		NR/B1	Windstream Corp., 6.375%, 8/1/23	1,510,025
	5,000,000		B/B1	Windstream Corp., 7.75%, 10/15/20	5,175,000
	1,990,000		B/B1	Windstream Corp., 8.125%, 9/1/18	2,119,350
					$107,721,282
				Wireless Telecommunication Services - 1.1%
	6,850,000		NR/A2	Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$7,366,031
	3,135,000		NR/A2	Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)	3,597,334
	2,600,000		NR/B1	Digicel, Ltd., 7.0%, 2/15/20 (144A)	2,626,000
	6,600,000		NR/B1	Digicel, Ltd., 8.25%, 9/1/17 (144A)	6,864,000
	7,500,000		CCC+/Caa1	Intelsat Jackson Holdings SA, 6.625%, 12/15/22 (144A)	7,275,000
	100,000		B/B3	Intelsat Jackson Holdings SA, 8.5%, 11/1/19	107,750
	4,915,000		BB/Ba3	MetroPCS Wireless, Inc., 6.625%, 11/15/20	5,099,312
	6,500,000		BB/Ba3	MetroPCS Wireless, Inc., 7.875%, 9/1/18	6,922,500
	3,250,000		NR/NR	Richland Towers Funding LLC, 7.87%, 3/15/16 (144A)	3,478,612
	11,800,000		BB/Ba3	VimpelCom Holdings BV, 7.504%, 3/1/22 (144A)	12,213,000
RUB	430,000,000		BB/Ba3	VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)	12,901,441
	6,650,000		NR/NR	WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	7,089,232
					$75,540,212
				Total Telecommunication Services	$183,261,494
				Utilities - 2.5%
				Electric Utilities - 1.1%
	4,246,000		BBB/Baa2	Commonwealth Edison Co., 6.95%, 7/15/18	$5,043,131
	5,720,000		NR/Baa3	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)	6,406,400
	9,750,000		NR/Baa3	Dubai Electricity & Water Authority, 8.5%, 4/22/15 (144A)	10,578,750
	23,700,000	5.25	BBB+/A3	Electricite de France SA, Floating Rate Note, 1/29/49 (Perpetual) (144A)	22,657,200
	215,000		BBB+/Baa2	Enel Finance International NV, 5.125%, 10/7/19 (144A)	223,284
	691,820		B/Ba2	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)	581,128
	5,000,000		BB+/Baa3	Israel Electric Corp, Ltd., 5.625%, 6/21/18 (144A)	5,071,031
	4,150,000		BB+/Baa3	Israel Electric Corp, Ltd., 6.7%, 2/10/17 (144A)	4,378,250
	2,725,000		BB+/Baa3	Israel Electric Corp, Ltd., 7.25%, 1/15/19 (144A)	2,902,125
	1,330,000		BB+/Baa3	Israel Electric Corp, Ltd., 9.375%, 1/28/20 (144A)	1,569,400
	85,000		BBB+/A3	Nevada Power Co., 6.5%, 8/1/18	101,958
	2,125,000	6.70	BB+/Ba1	PPL Capital Funding, Inc., Floating Rate Note, 3/30/67	2,194,062
	3,725,000		BBB/Baa3	Public Service Co. of New Mexico, 7.95%, 5/15/18	4,476,746
	8,675,000	6.25	BBB-/Baa2	Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)	9,108,750
					$75,292,215
				Gas Utilities - 0.6%
	9,350,000		NR/Ba2	AmeriGas Finance LLC, 7.0%, 5/20/22	$9,560,375
	8,000,000		A-/Baa1	Mega Advance Investments, Ltd., 5.0%, 5/12/21 (144A)	8,140,856
	1,965,000		AA-/Aa3	Nakilat, Inc., 6.067%, 12/31/33 (144A)	2,201,782
	4,022,886		A+/A1	Nakilat, Inc., 6.267%, 12/31/33 (144A)	4,224,030
	9,425,000		BBB/Baa2	ONEOK, Inc., 6.875%, 9/30/28	10,699,006
	7,000,000		BBB/Baa2	Transportadora de Gas del Peru SA, 4.25%, 4/30/28 (144A)	6,195,000
	6,330,000		B-/B3	Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)	5,522,292
					$46,543,341
				Multi-Utilities - 0.1%
	3,405,000		BBB+/Baa1	New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	$3,816,583
	3,888,520		NR/NR	Ormat Funding Corp., 8.25%, 12/30/20	3,499,668
	50,000		BBB+/Baa1	Sempra Energy, 9.8%, 2/15/19	67,412
					$7,383,663
				Independent Power Producers & Energy Traders - 0.7%
	1,423,471		BBB-/NR	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$1,493,444
	6,100,000		NR/NR	Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)	5,528,125
	8,380,000		NR/Baa3	Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)	8,819,950
	4,750,000		B+/B1	InterGen NV, 7.0%, 6/30/23 (144A)	4,631,250
	424,050		NR/NR	Juniper Generation LLC, 6.79%, 12/31/14 (144A)	403,207
	3,775,000		BBB-/Baa3	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	3,958,269
	9,105,000		BB-/B1	NRG Energy, Inc., 7.625%, 5/15/19	9,514,725
	2,879,000		BB+/Ba1	NSG Holdings LLC, 7.75%, 12/15/25 (144A)	2,979,765
	2,747,980		BBB-/Baa3	Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	2,704,760
	7,850,000		NR/B2	Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)	7,477,125
					$47,510,620
				Total Utilities	$176,729,839
				Government - 0.2%
				Government - 0.2%
	17,900,000		BBB/NR	Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)	$17,363,000
				Total Government	$17,363,000
				TOTAL CORPORATE BONDS
				(Cost $3,207,703,474)	$3,255,185,910

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.4%
	6,516,952		AAA/Aaa	Fannie Mae, 3.5%, 11/1/40	$6,624,502
	481,532		AAA/Aaa	Fannie Mae, 3.5%, 11/1/42	490,099
	1,038,579		AAA/Aaa	Fannie Mae, 3.5%, 11/1/42	1,057,027
	1,136,002		AAA/Aaa	Fannie Mae, 3.5%, 11/1/42	1,156,215
	48,715		AAA/Aaa	Fannie Mae, 3.5%, 12/1/42	49,582
	2,026,813		AAA/Aaa	Fannie Mae, 3.5%, 12/1/42	2,062,851
	1,894,332		AAA/Aaa	Fannie Mae, 4.0%, 1/1/42	1,980,171
	4,310,965		AAA/Aaa	Fannie Mae, 4.0%, 1/1/42	4,497,309
	25,415		AAA/Aaa	Fannie Mae, 4.0%, 11/1/41	26,513
	3,724,522		AAA/Aaa	Fannie Mae, 4.0%, 11/1/41	3,885,517
	11,172,781		AAA/Aaa	Fannie Mae, 4.0%, 12/1/41	11,655,731
	29,364		AAA/Aaa	Fannie Mae, 4.0%, 12/1/42	30,620
	2,031,500		AAA/Aaa	Fannie Mae, 4.0%, 2/1/43	2,119,312
	3,145,542		AAA/Aaa	Fannie Mae, 4.0%, 4/1/42	3,281,510
	5,446,407		AAA/Aaa	Fannie Mae, 4.0%, 4/1/42	5,693,202
	133,967		AAA/Aaa	Fannie Mae, 4.0%, 5/1/42	140,037
	7,684		AAA/Aaa	Fannie Mae, 4.0%, 7/1/18	8,117
	360,569		AAA/Aaa	Fannie Mae, 4.0%, 7/1/42	376,908
	892,335		AAA/Aaa	Fannie Mae, 4.0%, 9/1/37	929,712
	5,200,000		AAA/Aaa	Fannie Mae, 4.5%, 11/1/40	5,509,447
	50,593		AAA/Aaa	Fannie Mae, 4.5%, 12/1/41	53,644
	5,735,238		AAA/Aaa	Fannie Mae, 4.5%, 12/1/41	6,081,099
	452,596		AAA/Aaa	Fannie Mae, 4.5%, 3/1/35	478,704
	1,699,506		AAA/Aaa	Fannie Mae, 4.5%, 3/1/41	1,801,994
	2,126,215		AAA/Aaa	Fannie Mae, 4.5%, 3/1/41	2,254,436
	13,300		AAA/Aaa	Fannie Mae, 4.5%, 4/1/41	14,092
	1,572,368		AAA/Aaa	Fannie Mae, 4.5%, 9/1/41	1,667,188
	622,017		AAA/Aaa	Fannie Mae, 5.0%, 2/1/22	666,882
	34,297		AAA/Aaa	Fannie Mae, 5.0%, 4/1/22	36,781
	60,929		AAA/Aaa	Fannie Mae, 5.0%, 6/1/22	65,334
	276,567		AAA/Aaa	Fannie Mae, 5.0%, 6/1/22	296,674
	5,274,763		AAA/Aaa	Fannie Mae, 5.0%, 6/1/40	5,754,592
	4,598,838		AAA/Aaa	Fannie Mae, 5.0%, 7/1/40	5,005,289
	518,981		AAA/Aaa	Fannie Mae, 5.5%, 12/1/35	566,014
	742,128		AAA/Aaa	Fannie Mae, 5.5%, 2/1/23	804,909
	6,945		AAA/Aaa	Fannie Mae, 5.5%, 2/1/33	7,445
	915,516		AAA/Aaa	Fannie Mae, 5.5%, 3/1/21	988,030
	1,273,823		AAA/Aaa	Fannie Mae, 5.5%, 3/1/25	1,396,183
	139,606		AAA/Aaa	Fannie Mae, 5.5%, 3/1/36	152,005
	267,785		AAA/Aaa	Fannie Mae, 5.5%, 4/1/34	293,078
	416,895		AAA/Aaa	Fannie Mae, 5.5%, 4/1/36	452,291
	82,875		AAA/Aaa	Fannie Mae, 5.5%, 5/1/33	90,703
	68,364		AAA/Aaa	Fannie Mae, 5.5%, 6/1/33	74,821
	148,705		AAA/Aaa	Fannie Mae, 5.5%, 7/1/33	162,751
	23,696		AAA/Aaa	Fannie Mae, 6.0%, 1/1/33	26,104
	163,832		AAA/Aaa	Fannie Mae, 6.0%, 1/1/34	180,471
	5,777		AAA/Aaa	Fannie Mae, 6.0%, 10/1/32	6,364
	16,249		AAA/Aaa	Fannie Mae, 6.0%, 11/1/32	17,994
	123,798		AAA/Aaa	Fannie Mae, 6.0%, 12/1/32	136,379
	191,236		AAA/Aaa	Fannie Mae, 6.0%, 12/1/33	210,659
	824,508		AAA/Aaa	Fannie Mae, 6.0%, 12/1/37	896,031
	3,084		AAA/Aaa	Fannie Mae, 6.0%, 3/1/32	3,439
	13,558		AAA/Aaa	Fannie Mae, 6.0%, 3/1/33	14,936
	25,048		AAA/Aaa	Fannie Mae, 6.0%, 3/1/33	27,567
	919,931		AAA/Aaa	Fannie Mae, 6.0%, 4/1/38	999,811
	193,050		AAA/Aaa	Fannie Mae, 6.0%, 5/1/33	215,848
	651,951		AAA/Aaa	Fannie Mae, 6.0%, 6/1/37	708,506
	71,887		AAA/Aaa	Fannie Mae, 6.0%, 7/1/17	75,854
	392,810		AAA/Aaa	Fannie Mae, 6.0%, 7/1/38	426,919
	23,142		AAA/Aaa	Fannie Mae, 6.5%, 10/1/32	26,639
	8,755		AAA/Aaa	Fannie Mae, 6.5%, 11/1/32	9,513
	211,932		AAA/Aaa	Fannie Mae, 6.5%, 12/1/21	235,292
	1,887		AAA/Aaa	Fannie Mae, 6.5%, 2/1/32	2,088
	6,396		AAA/Aaa	Fannie Mae, 6.5%, 3/1/32	7,105
	366		AAA/Aaa	Fannie Mae, 6.5%, 4/1/29	421
	4,876		AAA/Aaa	Fannie Mae, 6.5%, 5/1/31	5,610
	367		AAA/Aaa	Fannie Mae, 6.5%, 6/1/31	412
	2,835		AAA/Aaa	Fannie Mae, 6.5%, 7/1/31	3,259
	5,174		AAA/Aaa	Fannie Mae, 6.5%, 8/1/32	5,728
	670		AAA/Aaa	Fannie Mae, 7.0%, 2/1/29	783
	2,171		AAA/Aaa	Fannie Mae, 7.0%, 5/1/28	2,535
	1,119		AAA/Aaa	Fannie Mae, 7.0%, 7/1/31	1,307
	1,386		AAA/Aaa	Fannie Mae, 7.5%, 1/1/28	1,581
	4,121,735		AAA/Aaa	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	4,180,736
	897,357		AAA/Aaa	Federal Home Loan Mortgage Corp., 4.5%, 10/1/35	945,917
	116,881		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	125,265
	15,779,310		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	17,119,923
	811,352		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	869,053
	695,641		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 12/1/34	745,542
	573,925		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 4/1/23	614,661
	112,997		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	121,102
	509,160		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 7/1/35	544,484
	762,367		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	812,772
	1,511,888		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	1,611,850
	13,065		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	13,863
	117,319		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	130,808
	129,819		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	144,865
	35,191		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 10/1/37	38,171
	254,251		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	276,134
	594,382		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 12/1/37	644,711
	19,764		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	22,051
	36,909		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	40,095
	306,201		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 6/1/17	325,146
	383,441		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	420,212
	301,772		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	331,940
	95,687		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	103,677
	2,493		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 9/1/32	2,835
	362,708		AAA/Aaa	Government National Mortgage Association I, 4.5%, 10/15/33	387,756
	55,938		AAA/Aaa	Government National Mortgage Association I, 4.5%, 12/15/34	59,640
	161,880		AAA/Aaa	Government National Mortgage Association I, 4.5%, 4/15/35	172,402
	308,321		AAA/Aaa	Government National Mortgage Association I, 4.5%, 4/15/35	328,360
	11,727,555		AAA/Aaa	Government National Mortgage Association I, 4.5%, 8/15/41	12,469,132
	389,139		AAA/Aaa	Government National Mortgage Association I, 4.5%, 9/15/33	416,013
	47,376		AAA/Aaa	Government National Mortgage Association I, 5.0%, 10/15/18	50,930
	241,068		AAA/Aaa	Government National Mortgage Association I, 5.0%, 10/15/18	259,975
	85,024		AAA/Aaa	Government National Mortgage Association I, 5.0%, 11/15/16	91,553
	296,420		AAA/Aaa	Government National Mortgage Association I, 5.0%, 6/15/21	320,511
	967,991		AAA/Aaa	Government National Mortgage Association I, 5.0%, 9/15/33	1,054,367
	1,010,611		AAA/Aaa	Government National Mortgage Association I, 5.125%, 10/15/38	1,091,464
	367,142		AAA/Aaa	Government National Mortgage Association I, 5.5%, 1/15/34	405,978
	321,211		AAA/Aaa	Government National Mortgage Association I, 5.5%, 1/15/35	351,757
	66,762		AAA/Aaa	Government National Mortgage Association I, 5.5%, 10/15/19	71,066
	546,429		AAA/Aaa	Government National Mortgage Association I, 5.5%, 10/15/19	581,654
	465,535		AAA/Aaa	Government National Mortgage Association I, 5.5%, 10/15/34	510,564
	1,967		AAA/Aaa	Government National Mortgage Association I, 5.5%, 12/15/18	2,093
	413,147		AAA/Aaa	Government National Mortgage Association I, 5.5%, 12/15/35	452,436
	356,367		AAA/Aaa	Government National Mortgage Association I, 5.5%, 2/15/35	390,256
	945,386		AAA/Aaa	Government National Mortgage Association I, 5.5%, 2/15/35	1,035,290
	32		AAA/Aaa	Government National Mortgage Association I, 5.5%, 2/15/37	36
	34,924		AAA/Aaa	Government National Mortgage Association I, 5.5%, 3/15/17	37,122
	243,986		AAA/Aaa	Government National Mortgage Association I, 5.5%, 3/15/37	265,920
	352,923		AAA/Aaa	Government National Mortgage Association I, 5.5%, 3/15/37	384,650
	813,933		AAA/Aaa	Government National Mortgage Association I, 5.5%, 3/15/37	887,104
	9,021		AAA/Aaa	Government National Mortgage Association I, 5.5%, 4/15/33	9,899
	400,152		AAA/Aaa	Government National Mortgage Association I, 5.5%, 4/15/34	441,025
	290,516		AAA/Aaa	Government National Mortgage Association I, 5.5%, 6/15/35	318,143
	164,990		AAA/Aaa	Government National Mortgage Association I, 5.5%, 7/15/33	181,159
	608,084		AAA/Aaa	Government National Mortgage Association I, 5.5%, 7/15/34	668,913
	128,511		AAA/Aaa	Government National Mortgage Association I, 5.5%, 8/15/19	137,564
	143,225		AAA/Aaa	Government National Mortgage Association I, 5.5%, 9/15/19	153,718
	259,738		AAA/Aaa	Government National Mortgage Association I, 5.5%, 9/15/19	276,993
	433,134		AAA/Aaa	Government National Mortgage Association I, 5.5%, 9/15/19	462,537
	174,284		AAA/Aaa	Government National Mortgage Association I, 5.75%, 10/15/38	190,064
	851,109		AAA/Aaa	Government National Mortgage Association I, 5.75%, 10/15/38	928,166
	18,967		AAA/Aaa	Government National Mortgage Association I, 6.0%, 1/15/14	19,504
	111,761		AAA/Aaa	Government National Mortgage Association I, 6.0%, 1/15/17	121,026
	52,276		AAA/Aaa	Government National Mortgage Association I, 6.0%, 1/15/33	58,524
	220,474		AAA/Aaa	Government National Mortgage Association I, 6.0%, 1/15/33	246,829
	102,759		AAA/Aaa	Government National Mortgage Association I, 6.0%, 1/15/34	114,649
	166,896		AAA/Aaa	Government National Mortgage Association I, 6.0%, 10/15/33	185,444
	726,446		AAA/Aaa	Government National Mortgage Association I, 6.0%, 10/15/37	806,319
	34,513		AAA/Aaa	Government National Mortgage Association I, 6.0%, 11/15/16	37,133
	3,080		AAA/Aaa	Government National Mortgage Association I, 6.0%, 11/15/18	3,090
	418,149		AAA/Aaa	Government National Mortgage Association I, 6.0%, 11/15/33	469,921
	611		AAA/Aaa	Government National Mortgage Association I, 6.0%, 12/15/13	616
	160,534		AAA/Aaa	Government National Mortgage Association I, 6.0%, 2/15/33	179,724
	160,705		AAA/Aaa	Government National Mortgage Association I, 6.0%, 2/15/33	180,781
	15,826		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	17,718
	17,928		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	20,071
	100,650		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	113,102
	128,350		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	144,768
	11,822		AAA/Aaa	Government National Mortgage Association I, 6.0%, 4/15/14	12,156
	3,537		AAA/Aaa	Government National Mortgage Association I, 6.0%, 5/15/16	3,805
	58,551		AAA/Aaa	Government National Mortgage Association I, 6.0%, 5/15/33	65,600
	322,341		AAA/Aaa	Government National Mortgage Association I, 6.0%, 5/15/33	360,874
	564,023		AAA/Aaa	Government National Mortgage Association I, 6.0%, 5/15/33	634,183
	75,635		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/17	79,705
	256,131		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/17	277,363
	128,571		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/33	145,736
	379,419		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/33	426,384
	561		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/14	577
	220,915		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/17	239,228
	277,432		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/17	300,430
	99,940		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/33	111,887
	253,390		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/33	284,980
	1,728,587		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/38	1,918,926
	600		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/16	646
	307,097		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/32	343,302
	80,789		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/19	85,661
	75,356		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/33	84,364
	203,411		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/33	228,771
	12,802		AAA/Aaa	Government National Mortgage Association I, 6.5%, 1/15/29	14,194
	6,249		AAA/Aaa	Government National Mortgage Association I, 6.5%, 10/15/31	7,218
	10,933		AAA/Aaa	Government National Mortgage Association I, 6.5%, 10/15/31	12,628
	16,946		AAA/Aaa	Government National Mortgage Association I, 6.5%, 10/15/32	19,596
	17,734		AAA/Aaa	Government National Mortgage Association I, 6.5%, 11/15/31	20,484
	48,919		AAA/Aaa	Government National Mortgage Association I, 6.5%, 11/15/31	56,506
	96,634		AAA/Aaa	Government National Mortgage Association I, 6.5%, 11/15/32	109,012
	602		AAA/Aaa	Government National Mortgage Association I, 6.5%, 12/15/31	699
	7,519		AAA/Aaa	Government National Mortgage Association I, 6.5%, 2/15/32	8,435
	3,665		AAA/Aaa	Government National Mortgage Association I, 6.5%, 3/15/32	4,238
	3,222		AAA/Aaa	Government National Mortgage Association I, 6.5%, 5/15/29	3,663
	31,990		AAA/Aaa	Government National Mortgage Association I, 6.5%, 5/15/32	35,939
	4,234		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/32	4,589
	7,069		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/32	8,174
	7,313		AAA/Aaa	Government National Mortgage Association I, 6.5%, 7/15/32	8,193
	10,527		AAA/Aaa	Government National Mortgage Association I, 6.5%, 7/15/32	12,173
	30,329		AAA/Aaa	Government National Mortgage Association I, 6.5%, 7/15/35	35,180
	6,028		AAA/Aaa	Government National Mortgage Association I, 6.5%, 8/15/32	6,815
	6,518		AAA/Aaa	Government National Mortgage Association I, 6.5%, 8/15/32	7,325
	41,064		AAA/Aaa	Government National Mortgage Association I, 6.5%, 8/15/32	45,926
	44,220		AAA/Aaa	Government National Mortgage Association I, 6.5%, 9/15/32	47,861
	135,824		AAA/Aaa	Government National Mortgage Association I, 6.5%, 9/15/32	152,162
	600		AAA/Aaa	Government National Mortgage Association I, 7.0%, 5/15/29	702
	1,253		AAA/Aaa	Government National Mortgage Association I, 7.0%, 5/15/29	1,419
	3,584		AAA/Aaa	Government National Mortgage Association I, 7.0%, 5/15/31	4,187
	2,885		AAA/Aaa	Government National Mortgage Association I, 7.0%, 6/15/29	3,375
	948		AAA/Aaa	Government National Mortgage Association I, 7.0%, 6/15/31	1,107
	11,312		AAA/Aaa	Government National Mortgage Association I, 7.0%, 8/15/29	11,757
	139		AAA/Aaa	Government National Mortgage Association I, 7.5%, 8/15/29	142
	1,770		AAA/Aaa	Government National Mortgage Association I, 8.0%, 12/15/29	1,835
	962,116		AAA/Aaa	Government National Mortgage Association II, 4.5%, 1/20/35	1,034,959
	1,878,604		AAA/Aaa	Government National Mortgage Association II, 4.5%, 12/20/34	2,020,657
	1,062,195		AAA/Aaa	Government National Mortgage Association II, 4.5%, 3/20/35	1,142,513
	10,841,096		AAA/Aaa	Government National Mortgage Association II, 4.5%, 9/20/41	11,683,904
	17,183		AAA/Aaa	Government National Mortgage Association II, 5.5%, 10/20/37	18,860
	267,572		AAA/Aaa	Government National Mortgage Association II, 5.5%, 3/20/34	293,180
	365,033		AAA/Aaa	Government National Mortgage Association II, 6.0%, 10/20/33	419,731
	117,351		AAA/Aaa	Government National Mortgage Association II, 6.0%, 5/20/32	131,335
	496		AAA/Aaa	Government National Mortgage Association II, 6.5%, 1/20/28	588
	7,789		AAA/Aaa	Government National Mortgage Association II, 7.0%, 1/20/29	8,819
	2,500,000		AA+/Aaa	U.S. Treasury Bonds, 3.75%, 8/15/41	2,639,452
	12,355,000		AA+/Aaa	U.S. Treasury Bonds, 4.25%, 5/15/39	14,204,395
	23,290,000		AA+/Aaa	U.S. Treasury Bonds, 4.375%, 11/15/39	27,300,259
	5,085,000		AA+/Aaa	U.S. Treasury Bonds, 4.375%, 2/15/38	5,954,220
	19,890,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 8/15/39	23,780,981
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $226,573,093)	$240,623,683

				FOREIGN GOVERNMENT BONDS - 7.1%
BRL	14,150,000		BBB/Baa2	Brazilian Government International Bond, 10.25%, 1/10/28	$6,511,223
EURO	3,900,000		NR/Aaa	Bundesrepublik Deutschland, 4.25%, 1/4/14	5,185,321
CAD	19,625,000		AAA/Aaa	Canada Housing Trust No 1, 3.8%, 6/15/21 (144A)	20,191,399
CAD	25,800,000		AAA/Aaa	Canada Housing Trust No. 1, 3.75%, 3/15/20 (144A)	26,493,779
	7,900,000		BB+/Ba1	Croatia Government International Bond, 5.5%, 4/4/23 (144A)	7,663,000
GHS	19,000,000		NR/NR	Ghana Government Bond, 19.24%, 5/30/16	9,095,515
GHS	3,770,000		NR/NR	Ghana Government Bond, 21.0%, 10/26/15	1,872,037
IDR	21,100,000,000		BB+/NR	Indonesia Recapitalization Bond, 14.275%, 12/15/13	2,199,815
IDR	26,365,000,000		NR/Baa3	Indonesia Treasury Bond, 6.125%, 5/15/28	2,300,369
IDR	34,113,000,000		NR/Baa3	Indonesia Treasury Bond, 7.0%, 5/15/22	3,397,586
IDR	23,752,000,000		NR/Baa3	Indonesia Treasury Bond, 7.0%, 5/15/27	2,250,050
IDR	222,011,000,000		NR/Baa3	Indonesia Treasury Bond, 8.25%, 6/15/32	23,268,721
IDR	9,400,000,000		NR/Baa3	Indonesia Treasury Bond, 9.0%, 9/15/13	951,183
EURO	9,090,000		BBB+/Ba1	Ireland Government Bond, 4.5%, 4/18/20	12,353,270
EURO	9,395,000		BBB+/Ba1	Ireland Government Bond, 5.0%, 10/18/20	13,103,879
EURO	11,600,000		NR/Baa2	Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23	15,545,464
MYR	51,000,000		NR/NR	Malaysia Government Bond, 3.418%, 8/15/22	15,853,308
MXN	531,870,000		A-/Baa1	Mexican Bonos, 6.5%, 6/9/22	43,148,245
MXN	20,600,000		A-/Baa1	Mexican Bonos, 7.5%, 6/3/27	1,780,731
MXN	272,338,000		A-/Baa1	Mexican Udibonos, 2.0%, 6/9/22	20,696,898
MXN	219,652,976		A-/Baa1	Mexican Udibonos, 3.5%, 12/14/17	18,301,942
NGN	2,507,000,000		NR/NR	Nigeria Government Bond, 16.0%, 6/29/19	16,553,635
NGN	2,087,000,000		NR/NR	Nigeria Treasury Bill, 2/6/14	11,849,917
NGN	500,000,000		NR/NR	Nigeria Treasury Bill, 3/6/14	2,806,774
NGN	1,600,875,000		NR/NR	Nigeria Treasury Bill, 4/10/14	8,863,074
NGN	1,711,000,000		NR/NR	Nigeria Treasury Bill, 4/24/14	9,466,874
NOK	61,000,000		AAA/Aaa	Norway Government Bond, 2.0%, 5/24/23	9,572,306
NOK	74,080,000		AAA/Aaa	Norway Government Bond, 4.25%, 5/19/17	13,358,563
NOK	91,980,000		AAA/Aaa	Norway Government Bond, 4.5%, 5/22/19	17,190,358
NOK	23,610,000		AAA/Aaa	Norway Government Bond, 5.0%, 5/15/15	4,140,414
PHP	791,760,000		NR/Ba1	Philippine Government Bond, 5.875%, 3/1/32	20,214,423
PHP	523,120,000		NR/Ba1	Philippine Government Bond, 7.625%, 9/29/36	16,079,252
PHP	1,800,000		NR/Ba1	Philippine Government Bond, 8.0%, 7/19/31	56,859
	4,900,000		B-/NR	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	4,320,820
	3,589,000		B-/NR	Provincia de Neuquen Argentina, 7.875%, 4/26/21 (144A)	3,158,320
AUD	17,900,000		AA+/Aa1	Queensland Treasury Corp., 5.75%, 7/22/24	17,576,460
AUD	11,815,000		AA+/Aa1	Queensland Treasury Corp., 6.0%, 7/21/22	11,901,954
RON	83,320,000		NR/NR	Romania Government Bond, 5.85%, 4/26/23	24,701,941
RON	29,000,000		NR/NR	Romania Government Bond, 5.9%, 7/26/17	8,497,714
RUB	489,300,000		BBB+/Baa1	Russian Federal Bond - OFZ, 7.5%, 3/15/18	15,368,901
RUB	25,000		BBB+/Baa1	Russian Federal Bond - OFZ, 7.6%, 7/20/22	767
TRY	21,830,000		NR/NR	Turkey Government Bond, 10.5%, 1/15/20	12,581,285
	1,825,000		B/B3	Ukraine Government International Bond, 6.75%, 11/14/17 (144A)	1,669,875
	2,000,000		B/B3	Ukraine Government International Bond, 7.5%, 4/17/23 (144A)	1,755,000
	9,300,000		B/B3	Ukraine Government International Bond, 7.8%, 11/28/22 (144A)	8,300,250
	16,400,000		B/B3	Ukraine Government International Bond, 9.25%, 7/24/17 (144A)	16,359,000
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $525,956,166)	$508,508,471

				MUNICIPAL BONDS - 5.8%
				Municipal Airport - 0.2%
	150,000		NR/NR	City of Charlotte North Carolina, 5.6%, 7/1/27	$140,322
	10,250,000		B/B2	City of Houston Texas Airport System Revenue, 6.75%, 7/1/29	10,254,510
	3,450,000		BBB/Baa1	Indianapolis Airport Authority, 5.1%, 1/15/17	3,825,878
					$14,220,710
				Municipal Development - 0.4%
	7,050,000	5.90	BBB/NR	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38	$7,537,860
	7,370,000		BBB-/Baa3	Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32	7,885,826
	2,450,000	7.00	B/B2	New Jersey Economic Development Authority, Floating Rate Note, 11/15/30	2,451,617
	8,470,000		BBB/Baa2	Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37	8,491,090
	3,700,000		BBB/NR	Selma Industrial Development Board, 6.25%, 11/1/33	4,074,958
					$30,441,351
				Municipal General - 1.0%
	17,600,000		AA/A2	JobsOhio Beverage System, 3.985%, 1/1/29	$16,574,976
	4,480,000		AA/A2	JobsOhio Beverage System, 4.532%, 1/1/35	4,236,557
	19,893,000		AA-/A1	New Jersey Economic Development Authority, 2/15/18	17,363,605
	10,540,000		A+/A1	New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	11,355,691
	1,400,000		AAA/Aa1	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	1,494,654
	3,650,000		AA-/Aa3	State of Wisconsin, 5.75%, 5/1/33	4,132,457
	4,585,000		BBB/A3	Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/30	4,584,908
	9,165,000		BBB/A3	Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/31	9,110,193
					$68,853,041
				Higher Municipal Education - 2.2%
	4,550,000		A+/NR	Baylor University, 4.313%, 3/1/42	$4,196,602
	8,675,000		AAA/Aaa	California Educational Facilities Authority, 5.0%, 6/1/43	10,146,800
	9,610,000		AAA/Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	10,388,314
	5,100,000		AAA/Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42	5,391,057
	8,850,000		AAA/Aaa	Houston Higher Education Finance Corp., 4.5%, 11/15/37	9,108,332
	4,700,000		AAA/Aaa	Houston Higher Education Finance Corp., 5.0%, 5/15/40	5,032,572
	4,600,000		AA/Aa1	Illinois Finance Authority, 5.0%, 10/1/51	4,744,072
	3,700,000		AAA/Aaa	Massachusetts Development Finance Agency, 5.0%, 10/15/40	4,019,532
	20,250,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36	22,731,435
	4,550,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32	5,646,641
	40,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/36	45,114
	3,150,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	3,629,146
	8,880,000		AAA/Aaa	Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39	9,546,888
	6,100,000		AA/Aa1	New York State Dormitory Authority Series A, 5.0%, 7/1/40	6,542,799
	8,050,000		AA+/Aa1	New York State Dormitory Authority Series C, 5.0%, 7/1/40	8,546,766
	15,040,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 10/1/41	16,127,091
	675,000		AA/Aa1	New York State Dormitory Authority, 5.0%, 7/1/35	729,169
	3,730,000		AA-/Aa3	New York State Dormitory Authority, 5.0%, 7/1/37	3,995,240
	11,700,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 7/1/38	12,499,695
	5,000,000		AA/Aa2	Pennsylvania State University, 5.0%, 3/1/40	5,257,700
	2,550,000		AAA/Aaa	Permanent University Fund, 5.0%, 7/1/30	2,842,842
	2,210,000		AAA/Aaa	University of Texas System, 5.0%, 8/15/43	2,375,794
	5,100,000		AAA/Aaa	University of Virginia, 5.0%, 6/1/43	5,540,385
					$159,083,986
				Municipal Medical - 0.2%
	3,700,000		AA/Aa2	Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41	$3,945,828
	6,550,000		AA-/A1	Massachusetts Development Finance Agency, 5.25%, 4/1/37	6,912,150
	2,075,000		AA-/A1	Massachusetts Development Finance Agency, 5.375%, 4/1/41	2,191,262
	4,250,000		A/NR	New Hampshire Health & Education Facilities Authority, 6.5%, 1/1/41	4,639,428
					$17,688,668
				Municipal Pollution - 0.4%
	950,000		A/NR	Butler Industrial Development Board, 5.75%, 9/1/28	$987,744
	1,000,000		BBB/Baa3	County of Richland South Carolina, 5.95%, 9/1/31	1,000,920
	3,285,000		A-/Baa1	County of Sweetwater Wyoming, 5.6%, 12/1/35	3,484,432
	3,085,000		BBB/Baa3	Courtland Industrial Development Board, 5.0%, 8/1/27	3,084,938
	4,450,000	5.20	BBB/NR	Gulf Coast Waste Disposal Authority, Floating Rate Note, 5/1/28	4,483,731
	15,970,000	5.95	BBB/NR	Port Freeport Texas, Floating Rate Note, 5/15/33	17,230,672
	1,400,000	4.90	BBB/NR	Yavapai County Industrial Development Authority, Floating Rate Note, 3/1/28	1,382,598
					$31,655,035
				Municipal Power - 0.3%
	17,135,000		AA-/Aa3	South Carolina State Public Service Authority, 5.0%, 12/1/43	$17,938,117

				Municipal Transportation - 0.1%
	6,500,000		AA/Aa2	Harris County Metropolitan Transit Authority, 5.0%, 11/1/41	$6,778,720
	2,620,000		AA-/Aa3	Port Authority of New York & New Jersey, 4.458%, 10/1/62	2,375,580
					$9,154,300
				Municipal Water - 0.7%
	1,440,000		AAA/Aa1	City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/35	$1,555,862
	9,570,000		AAA/Aa1	City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41	10,223,822
	4,175,000		AAA/Aaa	City of Charlotte North Carolina Water & Sewer System Revenue, 5.0%, 7/1/38	4,488,668
	13,855,000		AA-/Aa3	City of San Francisco California Public Utilities Commission Water Revenue, 5.0%, 11/1/37	14,613,423
	3,000,000		AA+/Aa2	County of King Washington Sewer Revenue, 5.125%, 1/1/41	3,187,950
	2,540,000		AAA/Aa2	Hampton Roads Sanitation District, 5.0%, 4/1/38	2,673,579
	4,420,000		AAA/Aaa	Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32	4,756,274
	7,300,000		AAA/NR	Tarrant Regional Water District, 5.0%, 3/1/52	7,538,126
					$49,037,704
				Municipal Obligation - 0.3%
	7,850,000		AAA/Aa1	State of Florida, 4.0%, 6/1/27	$8,040,441
	2,950,000		AAA/Aaa	State of Maryland, 4.0%, 3/15/25	3,107,235
	2,550,000		AA+/Aa1	State of Washington, 3.0%, 7/1/28	2,226,303
	5,600,000		AA+/Aa1	State of Washington, 5.0%, 8/1/39	5,955,768
					$19,329,747
				TOTAL MUNICIPAL BONDS
				(Cost $406,683,396)	$417,402,659

				SENIOR FLOATING RATE LOAN INTERESTS - 13.4% **
				Energy - 0.3%
				Integrated Oil & Gas - 0.1%
	7,505,339	4.50	BBB/Baa2	Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16	$7,542,866
				Oil & Gas Exploration & Production - 0.1%
	1,300,000	5.75	BB-/Ba3	Chesapeake Energy Corp., Term Loan, 12/2/17	$1,317,152
	5,485,000	3.50	B+/Ba3	EP Energy LLC, Tranche B-3 Loan, 5/24/18	5,461,859
	700,000	6.00	B/B1	Samson Investment Co., Initial Term Loan (Second Lien), 9/10/16	700,000
					$7,479,011
				Oil & Gas Refining & Marketing - 0.1%
	5,065,424	3.75	BB/Ba2	Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18	$4,993,242
				Coal & Consumable Fuels - 0.0%†
	1,450,000	11.19	NR/NR	Bumi Resources Tbk PT, Term Loan, 8/15/13	$1,422,450
				Total Energy	$21,437,569
				Materials - 1.4%
				Commodity Chemicals - 0.0%†
	1,759,018	4.50	NR/Ba2	Tronox, Inc., New Term Loan, 1/24/17	$1,770,327
				Diversified Chemicals - 0.3%
	7,581,000	4.75	B+/B1	DuPont Performance Coatings, Inc., Initial Term B Loan, 2/1/20	$7,596,571
	3,523,485	4.00	NR/B1	Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18	3,465,862
	7,732,015	5.00	B+/B2	Univar, Term B Loan, 2/14/17	7,581,001
					$18,643,434
				Specialty Chemicals - 0.2%
	3,869,679	5.59	BB+/Ba1	Chemtura Corp., Term Facility, 8/11/16	$3,893,865
	490,098	2.73	BB+/Ba1	Huntsman International LLC, Extended Term B Loan, 4/19/17	492,067
	2,800,000	0.00	B/Ba3	MacDermid, Inc., 6/6/20	2,794,750
	6,318,250	4.50	B+/B2	PQ Corp., 2013 Term Loan, 8/7/17	6,330,590
					$13,511,272
				Metal & Glass Containers - 0.0%†
	2,059,650	4.50	B/B1	BWAY Holding Co., Initial Term Loan, 8/31/17	$2,069,948
	1,913,239	4.25	B/B1	Tank Holdings Corp., Initial Term Loan, 6/8/19	1,903,673
					$3,973,621
				Paper Packaging - 0.1%
	10,368,550	5.00	B/B2	Exopack Holding Corp., Term B Loan, 5/6/17	$10,433,353
	843,800	4.00	BB/Ba1	Sealed Air Corp., Term B-1 Facility, 10/3/18	851,936
					$11,285,289
				Aluminum - 0.1%
	1,066,500	5.75	B/B1	Noranda Aluminum Holding Corp., Term B Loan, 2/17/19	$1,045,170
	3,753,792	3.75	NR/Ba2	Novelis, Inc. Georgia, Initial Term Loan, 3/10/17	3,771,390
					$4,816,560
				Diversified Metals & Mining - 0.3%
	2,436,612	5.25	BB+/Ba1	Fortescue Metals Group, Ltd., Term Loan, 9/18/17	$2,426,630
	16,548,000	9.00	B+/B2	Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16	15,058,680
	1,925,700	4.75	BB/B1	US Silica Co., Loan, 6/8/17	1,930,514
	3,035,847	5.75	B+/Ba3	Walter Energy, Inc., B Term Loan, 2/3/18	2,991,153
					$22,406,977
				Precious Metals & Minerals - 0.1%
	5,969,875	5.25	BB-/B1	Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17	$5,986,668
				Steel - 0.0%†
	570,688	8.75	B/B1	Essar Steel Algoma, Inc., Term Loan, 9/12/14	$580,199
	637,128	4.00	BB+/Ba1	SunCoke Energy, Inc., Tranche B Term Loan, 7/21/18	635,535
					$1,215,734
				Paper Products - 0.3%
	11,875,000	0.00	B+/Ba3	Appvion, Inc., 6/4/19	$11,845,312
	2,710,000	4.50	NR/NR	Ranpak Corp., USD Term Loan, 4/10/19	2,730,325
EURO	3,980,000	5.25	NR/NR	Unifrax I LLC, New Euro Term Loan, 11/1/18	5,232,574
					$19,808,211
				Total Materials	$103,418,093
				Capital Goods - 1.2%
				Aerospace & Defense - 0.6%
	4,116,581	3.50	BBB-/Ba2	AWAS Aviation Capital, Ltd., Term Loan, 6/25/18	$4,139,737
	7,117,556	6.25	B-/B2	DAE Aviation Holdings, Inc., Tranche B-1 Loan, 10/18/18	7,126,453
	3,226,610	6.25	B/B2	DAE Aviation Holdings, Inc., Tranche B-2 Loan, 10/18/18	3,230,644
	6,072,780	3.75	BBB-/Ba2	DigitalGlobe, Inc., Term Loan, 1/25/20	6,070,885
	1,874,668	6.25	BB-/WR	DynCorp International, Inc., Term Loan, 7/7/16	1,886,385
	2,175,551	3.45	B+/B2	Hunter Defense Technologies, Inc., Term Loan, 8/22/14	2,110,284
	6,815,750	5.25	B/B1	Sequa Corp., Initial Term Loan, 5/29/17	6,860,482
	5,316,261	5.50	B+/B1	SI Organization, Inc., New Tranche B Term Loan, 11/22/16	5,302,971
	2,500,000	0.00	B+/B1	Silver II Borrower, Refinancing Term Loan, 12/13/19	2,485,742
	3,502,186	4.50	BB-/B1	Tasc, Inc., New Tranche B Term Loan, 4/25/15	3,513,130
					$42,726,713
				Building Products - 0.1%
	5,551,088	3.50	BB-/B1	Armstrong World Industries, Inc., Term Loan B, 2/26/20	$5,565,659
	4,564,368	6.00	B+/B2	Custom Building Products, Inc., Term Loan, 12/12/19	4,607,158
	991,259	5.00	B+/B1	Summit Materials LLC, Term B Loan, 1/30/19	992,912
					$11,165,729
				Electrical Components & Equipment - 0.1%
	5,858,344	7.00	NR/NR	Pelican Products, Inc., Term Loan (First Lien), 8/15/18	$5,880,312
	977,613	6.00	B+/Ba2	WireCo WorldGroup, Inc., Term Loan, 4/13/17	975,168
					$6,855,480
				Industrial Conglomerates - 0.0%†
	2,836,225	5.00	B+/B2	Pro Mach, Inc., Term Loan, 7/16/17	$2,837,113
				Construction & Farm Machinery & Heavy Trucks - 0.1%
	1,659,787	4.50	BB+/Ba1	Terex Corp., New US Term Loan, 4/28/17	$1,678,459
	4,044,361	4.98	B+/B2	Waupaca Foundry, Inc., Term Loan, 6/29/17	4,044,361
					$5,722,820
				Industrial Machinery - 0.0%†
	800,000	6.25	BB-/Ba3	Xerium Technologies, Inc., New Term Loan, 5/2/19	$800,000
				Trading Companies & Distributors - 0.3%
	18,332,875	4.50	B+/Ba3	WESCO International, Inc., Tranche B-1 Loan, 12/4/19	$18,404,905
				Total Capital Goods	$88,512,760
				Commercial Services & Supplies - 0.4%
				Commercial Printing - 0.0%†
	1,163,750	6.25	BB-/Ba3	Cenveo Corp., Term B Loan, 4/4/20	$1,163,750
				Environmental & Facilities Services - 0.2%
	2,500,000	3.75	NR/NR	ISS AS, New Term B Loan, 3/26/18	$2,504,298
	1,030,221	3.50	BBB-/Ba1	Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19	1,034,728
	633,217	2.19	NR/WR	Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14	623,718
	3,542,624	4.00	B+/B1	Waste Industries USA, Inc., Term B Loan, 2/23/17	3,544,839
	3,722,875	4.00	B+/B1	WCA Waste Corp., Term Loan, 3/23/18	3,736,836
					$11,444,419
				Diversified Support Services - 0.0%†
	2,511,356	6.25	B-/B1	Language Line Services Holdings, Inc., Tranche B Term Loan, 5/30/16	$2,491,893
	68,603	15.00	NR/NR	Velo Holdings, Inc., Term Loan, 12/3/17	67,917
					$2,559,810
				Security & Alarm Services - 0.1%
	1,323,584	5.25	B+/Ba3	Allied Security Holdings LLC, Term Loan (First Lien), 1/21/17	$1,331,857
	870,625	4.50	BB/Ba1	Garda World Security Corp., Term B Loan, 10/24/19	876,611
	1,517,270	4.25	B+/B1	Protection One, Inc., Term Loan (2012), 3/20/19	1,524,856
					$3,733,324
				Human Resource & Employment Services - 0.1%
	5,075,481	3.50	BB-/Ba2	On Assignment, Inc., Initial Term B Loan, 5/16/20	$5,107,202
				Research & Consulting Services - 0.0%†
	1,548,219	5.00	BB-/Ba3	Wyle Services Corp., Term Loan (First Lien), 3/31/17	$1,552,090

				Total Commercial Services & Supplies	$25,560,595
				Transportation - 0.4%
				Air Freight & Logistics - 0.1%
	1,731,117	0.18	NR/NR	CEVA Group Plc, Dollar Tranche B Pre-Funded Term Loan, 8/31/16	$1,627,250
	913,509	5.28	NR/NR	CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16	880,394
	4,870,620	5.28	CCC+/B3	CEVA Group Plc, US Tranche B Term Loan, 8/31/16	4,614,913
					$7,122,557
				Airlines - 0.2%
	2,834,750	5.75	BB-/Ba3	Allegiant Travel Co., Term Loan, 2/17/17	$2,856,011
	9,401,438	4.00	BB-/Ba1	Delta Air Lines, Inc., New Term B-1 Loan, 10/18/18	9,401,438
	1,000,000	4.00	BB-/Ba2	United Air Lines, Inc., Class B Term Loan, 3/12/19	1,002,250
	216,964	0.00	B+/B2	US Airways, Inc., Tranche B1 Term Loan, 5/7/19	214,523
	361,607	0.00	B+/B2	US Airways, Inc., Tranche B2 Term Loan, 11/7/16	361,946
					$13,836,168
				Trucking - 0.1%
	4,816,576	2.94	NR/Ba2	Swift Transportation Co. LLC, Tranche B-1 Term Loan (2013), 12/21/16	$4,850,692
	3,041,543	4.00	BB/Ba2	Swift Transportation Co. LLC, Tranche B-2 Term Loan (2013), 12/21/17	3,066,730
					$7,917,422
				Total Transportation	$28,876,147
				Automobiles & Components - 0.6%
				Auto Parts & Equipment - 0.5%
	1,199,516	3.20	BB-/Ba3	Allison Transmission, Inc., New Term B-2 Loan, 8/7/17	$1,205,265
	4,996,741	4.25	BB-/Ba3	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	5,028,750
	2,036,262	2.13	B/B1	Federal-Mogul Corp., Tranche B Term Loan, 12/29/14	1,948,630
	1,038,909	2.13	B/B1	Federal-Mogul Corp., Tranche C Term Loan, 12/28/15	994,199
	3,211,548	5.00	B+/B2	HHI Holdings LLC, Additional Term Loan, 10/5/18	3,247,678
	5,049,625	5.00	B+/B1	Metaldyne Corp., USD Term Loan, 12/19/18	5,062,249
	4,811,116	4.25	B+/B1	Remy International, Inc., Term B Loan 2013, 2/28/20	4,817,130
	7,610,527	5.50	NR/NR	TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19	7,679,402
	3,798,373	3.75	BB/Ba2	Tomkins LLC, Term B-2 Loan, 9/29/16	3,823,302
	2,037,750	5.50	B+/Ba2	UCI International, Inc., Term Loan, 7/4/17	2,050,486
					$35,857,091
				Tires & Rubber - 0.1%
	9,925,000	4.75	BB/Ba1	The Goodyear Tire & Rubber Co., Loan (Second Lien), 3/27/19	$9,965,325
				Total Automobiles & Components	$45,822,416
				Consumer Durables & Apparel - 0.3%
				Home Furnishings - 0.1%
	6,345,070	3.50	BB/NR	Tempur Sealy International, Inc., 3/18/20	$6,307,000
				Housewares & Specialties - 0.2%
	1,000,000	3.75	BB-/Ba3	Prestige Brands, Inc., Term B-1 Loan, 1/31/19	$1,006,458
	3,822,369	4.75	NR/B1	Reynolds Group Holdings, Ltd., U.S. Term Loan, 9/21/18	3,837,498
	5,984,147	5.25	B+/B1	Yankee Candle Co., Inc., Initial Term Loan, 3/2/19	6,004,092
					$10,848,048
				Apparel, Accessories & Luxury Goods - 0.0%†
	3,201,975	3.25	BBB-/Ba1	PVH Corp., Tranche B Term Loan, 12/19/19	$3,204,642
				Textiles - 0.0%†
	1,575,519	5.75	NR/Ba3	Kloeckner Pentaplast SA, Term B-1 Loan, 12/14/16	$1,585,366
				Total Consumer Durables & Apparel	$21,945,056
				Consumer Services - 0.9%
				Casinos & Gaming - 0.3%
	688,003	4.00	BB+/Ba2	Ameristar Casinos, Inc., B Term Loan, 3/29/18	$690,153
	2,670,000	5.44	B-/B3	Caesars Entertainment Operating Co., Inc., Term B-6 Loan, 1/28/18	2,365,286
	835,723	2.70	BBB-/Ba2	Las Vegas Sands Corp., Delayed Draw II Term Loan (Extending), 11/23/16	837,029
	5,372,464	3.75	BBB-/Ba1	Penn National Gaming, Inc., Term B Facility Loan, 6/29/18	5,406,864
	4,256,125	4.00	BB+/Ba1	Pinnacle Entertainment, Inc., Series A Term Loan, 3/5/19	4,268,097
	5,150,000	3.03	BBB-/Baa3	Seminole Indian Tribe of Florida, Initial Term Loan, 4/11/20	5,146,781
					$18,714,210
				Hotels, Resorts & Cruise Lines - 0.1%
	1,741,699	5.25	B/B1	Sabre, Inc., Term B Loan, 2/1/19	$1,754,753
	1,532,537	5.53	B/B1	Travelport LLC, Extended Tranche B Dollar Term Loan, 8/23/15	1,532,059
					$3,286,812
				Leisure Facilities - 0.0%†
	718,200	3.25	BB+/Ba1	Cedar Fair LP, U.S. Term Facility, 2/20/20	$721,971
	1,079,197	4.00	BB+/Ba2	Six Flags Entertainment Corp., Tranche B Term Loan, 11/23/18	1,087,191
					$1,809,162
				Restaurants - 0.4%
	2,400,858	3.75	BB/Ba3	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$2,414,149
	4,531,745	3.75	BB-/Ba2	DineEquity, Inc., Term B-2 Loan, 10/19/17	4,544,964
	8,282,992	3.75	B+/B2	Dunkin' Brands, Inc., Term B-3 Loan, 2/28/20	8,277,169
	11,805,000	4.75	BB-/Ba3	Landry's, Inc., B Term Loan, 3/22/18	11,836,968
	4,422,752	3.25	NR/B1	Wendy's International, Inc., Term B Loan, 5/15/19	4,418,608
					$31,491,858
				Education Services - 0.0%†
	1,104,450	4.00	B+/B1	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$1,109,558
				Specialized Consumer Services - 0.1%
	5,900,000	3.75	BB/Ba1	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20	$5,876,005
				Total Consumer Services	$62,287,605
				Media - 1.2%
				Advertising - 0.2%
	7,579,332	6.50	B-/B2	Affinion Group, Inc., Tranche B Term Loan, 10/9/16	$7,220,671
	6,193,875	4.75	B/B1	Getty Images, Inc., Initial Term Loan, 9/17/19	6,145,098
					$13,365,769
				Broadcasting - 0.6%
	7,042,172	3.50	BB-/Ba2	Cequel Communications Holdings I LLC, Term Loan, 1/31/19	$7,010,735
	1,657,422	5.01	BB-/Ba3	Entercom Communications Corp., Term B-1 Loan, 11/7/18	1,676,759
	3,840,000	3.25	BB-/Ba3	MCC Georgia LLC, Tranche H Term Loan, 5/23/21	3,815,977
	15,795,749	3.50	NR/Ba3	Telesat Canada, U.S. Term B Loan, 3/28/19	15,820,438
	2,865,734	3.50	B+/Ba3	TWCC Holding Corp., Term Loan, 2/11/17	2,875,586
	6,756,950	4.50	B+/B2	Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 2/22/20	6,707,483
	2,244,375	4.00	B+/B2	Univision Communications, Inc., 2013 Incremental Term Loan, 3/1/20	2,206,301
	299,250	0.00	B+/B2	Univision Communications, Inc., 2013 New First-Lien Term Loan, 3/1/20	297,112
					$40,410,391
				Cable & Satellite - 0.2%
	7,860,000	3.00	BB+/Baa3	Charter Communications Operating LLC, Term F Loan, 1/1/21	$7,827,798
	3,800,000	3.25	NR/NR	Kabel Deutschland Vertrieb und Service GmbH, Facility F1, 2/1/19	3,798,100
					$11,625,898
				Movies & Entertainment - 0.1%
	3,240,633	3.75	NR/Baa3	Cinedigm Digital Funding I LLC, Term Loan, 3/31/16	$3,248,735
	374,268	0.00	BB-/Ba3	WMG Acquisition Corp., 7/6/20	371,695
	2,415,732	0.00	BB-/Ba3	WMG Acquisition Corp., 7/6/20	2,399,124
	1,162,500	3.75	BB-/Ba3	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/3/20	1,157,172
					$7,176,726
				Publishing - 0.1%
	6,025,482	2.70	CCC/Caa2	Cengage Learning Acquisitions, Inc., Original Term Loan, 7/4/14	$4,519,112
	6,397,887	3.75	B+/Ba3	Interactive Data Corp., Refinanced Term Loan, 2/11/18	6,377,894
					$10,897,006
				Total Media	$83,475,790
				Retailing - 0.5%
				Distributors - 0.0%†
	2,640,000	6.75	B-/B2	Ozburn-Hessey Holding Co LLC, Term Loan, 5/7/19	$2,626,800
				Computer & Electronics Retail - 0.1%
	4,365,911	11.00	B/B2	Targus Group International, Term Loan, 5/12/16	$4,387,741
				Home Improvement Retail - 0.1%
	3,431,137	4.25	B+/WR	The Hillman Group, Inc., Term Loan, 5/31/16	$3,439,715
				Automotive Retail - 0.3%
	18,508,528	4.25	BB/NR	Chrysler Group LLC, Term Loan B (2013), 5/24/17	$18,609,270
	4,492,425	6.25	B+/B1	Sequa Automotive Group, Term Loan, 11/1/18	4,525,184
	1,243,750	3.75	BB/Ba1	The Hertz Corp., Tranche B1 Term Loan, 3/11/18	1,248,803
					$24,383,257
				Total Retailing	$34,837,513
				Food & Staples Retailing - 0.1%
				Food Distributors - 0.1%
	1,825,425	5.75	B/B1	AdvancePierre Foods, Term Loan (First Lien), 6/17/17	$1,839,877
	3,275,000	0.00	B+/B1	CSM Bakery Supplies, 5/23/20	3,260,672
	891,500	5.00	BB-/B1	Windsor Quality Food Co, Ltd., Tranche B Term Loan, 1/11/17	893,996
					$5,994,545
				Total Food & Staples Retailing	$5,994,545
				Food, Beverage & Tobacco - 0.3%
				Agricultural Products - 0.1%
	5,400,000	4.50	B/Ba3	Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/22/20	$5,380,830
				Packaged Foods & Meats - 0.2%
	6,644,555	4.00	B/B1	Del Monte Foods Co., Initial Term Loan, 2/3/18	$6,631,379
	5,000,000	3.50	BB/Ba2	HJ Heinz Co., Term B2 Loan, 3/27/20	5,005,925
	654,933	4.25	B+/Ba3	Michael Foods, Inc., Term B Facility, 2/14/18	662,028
	6,473,775	3.25	BB/Ba3	Pinnacle Foods Finance LLC, New Term Loan G, 4/16/20	6,448,825
					$18,748,157
				Total Food, Beverage & Tobacco	$24,128,987
				Household & Personal Products - 0.3%
				Household Products - 0.1%
CAD	465,452	5.03	B/Ba3	Spectrum Brands Holdings, Inc., Initial Canadian Term Loan, 11/6/19	$443,056
	620,848	4.50	B/Ba3	Spectrum Brands Holdings, Inc., Initial U.S. Term Loan, 10/9/19	623,693
	734,489	4.01	BB-/B1	SRAM Corp., Term Loan (First Lien), 5/12/18	731,275
	2,359,087	5.25	B-/B2	Wash Multifamily Laundry Systems, U.S. Term Loan, 1/22/19	2,373,831
					$4,171,855
				Personal Products - 0.2%
	7,618,748	4.25	B/Ba3	Monotronics International, Inc., Term B Loan, 3/23/18	$7,652,080
	4,901,714	3.50	BB-/Ba3	NBTY, Inc., Term B-2 Loan, 10/1/17	4,910,395
	2,738,789	4.00	BB-/Ba2	Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17	2,767,034
					$15,329,509
				Total Household & Personal Products	$19,501,364
				Health Care Equipment & Services - 1.6%
				Health Care Equipment - 0.1%
	4,762,717	4.50	BB-/Ba2	Kinetic Concepts, Inc., Dollar Term D-1 Loan, 5/4/18	$4,771,647
				Health Care Supplies - 0.1%
	8,170,317	5.00	BB-/B1	Immucor, Inc., Term B-2 Loan, 8/19/18	$8,204,363
				Health Care Services - 0.7%
	2,319,129	6.50	NR/NR	AccentCare, Inc., Term Loan, 12/22/16	$1,281,319
	2,760,476	0.00	B+/Ba3	Alliance HealthCare Services, Inc., 5/31/19	2,763,927
	649,524	0.00	B+/NR	Alliance HealthCare Services, Inc., 5/31/19	651,554
	1,900,450	6.75	B+/B1	Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18	1,910,745
	2,242,500	4.50	BB-/Ba2	DaVita HealthCare Partners, Inc., Tranche B Term Loan, 10/20/16	2,257,202
	7,014,750	4.00	BB-/Ba2	DaVita, Inc., Tranche B2 Term Loan, 8/1/19	7,040,403
	1,989,842	4.00	B+/Ba3	Envision Healthcare Corp., Initial Term Loan, 4/5/18	1,989,132
	9,906,658	6.50	B+/B1	Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16	9,960,322
	4,707,536	7.50	B/B2	inVentiv Health, Inc., Consolidated Term Loan, 8/4/16	4,648,692
	386,603	7.75	B/B2	inVentiv Health, Inc., Term B-3 Loan, 6/24/18	381,287
	1,764,000	5.75	CCC+/B3	Rural Metro Corp., Term Loan (First Lien), 3/28/18	1,696,527
	2,250,000	6.75	B/B2	Steward Health Care System LLC, Term Loan, 4/12/20	2,266,144
	6,979,632	4.50	NR/NR	Truven Health Analytics, Inc., New Tranche B Term Loan, 5/23/19	6,962,183
	6,329,313	7.75	B+/B1	Virtual Radiologic Corp., Term Loan A, 11/3/16	4,177,346
	2,456,250	7.75	NR/NR	Virtual Radiologic Corp., Term Loan B, 12/22/16	1,633,406
					$49,620,189
				Health Care Facilities - 0.5%
	2,952,603	3.77	BB/Ba2	Community Health Systems, Inc., Extended Term Loan, 7/25/14	$2,959,985
	424,231	2.95	BB/Ba3	HCA, Inc., Tranche B-4 Term Loan, 5/1/18	423,038
	1,767,391	3.03	BB/Ba3	HCA, Inc., Tranche B-5 Term Loan, 3/31/17	1,760,947
	6,207,109	3.50	BB-/Ba3	Health Management Associates, Inc., Replacement Term B Loan, 11/1/18	6,207,109
	6,709,158	4.50	B/Ba3	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	6,714,190
	8,726,173	4.25	B+/Ba3	Kindred Healthcare, Inc., Term B-1 Loan, 6/1/18	8,671,635
	3,233,770	7.00	NR/B2	RegionalCare Hospital Partners, Inc., Term Loan (First Lien 2013), 11/4/18	3,253,981
	4,426,566	4.00	B+/NR	Select Medical Corp., Series C Tranche B Term Loan, 6/1/18	4,453,311
	1,992,952	2.44	BB+/Ba2	Universal Health Services, Inc., Tranche B-1 Term Loan, 11/30/16	1,999,180
					$36,443,376
				Managed Health Care - 0.1%
	5,362,500	9.75	B+/B2	MMM Holdings, Inc., Term Loan, 10/9/17	$5,422,828
				Health Care Technology - 0.1%
	4,126,422	5.00	B+/Ba3	Convatec, Inc., Dollar Term Loan, 12/1/16	$4,158,662
	1,396,500	0.00	BB-/Ba3	Emdeon, Inc., Term B-2 Loan, 11/2/18	1,393,358
	3,177,425	3.75	NR/Ba3	IMS Health, Inc., Tranche B-1 Dollar Term Loan, 8/26/17	3,181,794
	2,337,600	4.00	BB-/Ba3	MedAssets, Inc., Term B Loan, 11/20/19	2,343,444
					$11,077,258
				Total Health Care Equipment & Services	$115,539,661
				Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
				Biotechnology - 0.3%
	694,750	3.50	BB/B1	Alkermes, Inc., 2019 Term Loan, 9/25/19	$689,539
	7,834,125	5.50	BB/B2	Aptalis Pharma, Inc., Term B-1 Loan, 1/25/17	7,839,021
	11,299,708	4.25	BB+/Ba2	Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17	11,373,360
	374,370	4.25	BBB-/Ba3	Warner Chilcott Corp., Additional Term B-1 Loan, 3/15/18	375,259
	859,979	4.25	BBB-/Ba3	Warner Chilcott Corp., Term B-1 Loan, 3/3/18	862,021
	115,651	4.25	BBB-/Ba3	Warner Chilcott Corp., Term B-2 Loan, 3/17/18	115,926
	677,679	4.25	BBB-/Ba3	WC Luxco Sarl, Term B-3 Loan, 3/3/18	679,288
					$21,934,414
				Pharmaceuticals - 0.4%
	540,625	4.00	BB+/Ba1	Endo Health Solutions, Inc., Term Loan B 2011, 4/14/18	541,011
	9,329,618	4.25	B+/B1	Par Pharmaceutical Companies, Inc., Additional Term B-1 Loan, 9/28/19	9,287,130
	8,031,422	4.00	BBB-/Baa2	RPI Finance Trust, New Term Loan, 11/9/18	8,048,152
	7,835,000	3.75	NR/NR	Valeant Pharmaceuticals International, Inc., Term Loan, 5/30/20	$7,831,506
	2,487,500	3.50	NR/Ba1	Valeant Pharmaceuticals International, Inc., Series C-1 Tranche B Term Loan, 12/11/19	2,472,732
					$28,180,531
				Life Sciences Tools & Services - 0.0%†
	971,576	3.70	BB-/Ba3	Catalent Pharma Solutions, Inc., Refinancing Dollar Term-1 (2016), 9/15/16	$968,338
				Total Pharmaceuticals, Biotechnology & Life Sciences	$51,083,283
				Diversified Financials - 0.3%
				Other Diversified Financial Services - 0.2%
	2,421,562	3.25	NR/Baa2	Kasima LLC, Term Loan, 5/16/21	$2,394,320
	1,300,000	5.00	NR/B1	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	1,293,500
	1,336,689	0.00	NR/NR	Long Haul Holdings, Ltd., Facility A Loan, 1/12/14 (c)	588,143
	1,066,849	0.00	NR/NR	Long Haul Holdings, Ltd., Facility B Loan, 1/12/14 (c)	469,414
	4,262,311	4.75	B/B1	WideOpenWest Finance LLC, Term B Loan, 3/27/19	4,279,629
	2,270,659	5.25	BB/Ba3	WorldPay, Facility B2A Term Loan, 8/6/17	2,289,392
					$11,314,398
				Multi-Sector Holdings - 0.0%†
	161,239	5.50	B/B2	Fox Acquisition Sub LLC, Initial Term Loan, 7/1/17	$163,120
				Specialized Finance - 0.1%
	7,149,075	5.25	B/B1	Dematic Services Luxembourg Sarl, Term Loan, 12/18/19	$7,174,769
				Consumer Finance - 0.0%†
	1,649,757	5.50	B/B3	Springleaf Finance Corp., Initial Term Loan, 5/28/17	$1,654,129

				Total Diversified Financials	$20,306,416
				Insurance - 0.6%
				Insurance Brokers - 0.1%
	6,760,245	3.70	B+/B1	HUB International Holdings, Inc., Term Loan, 6/13/17	$6,773,522
				Life & Health Insurance - 0.1%
	4,821,432	3.75	NR/Ba3	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$4,848,553
				Multi-line Insurance - 0.0%†
	1,731,300	5.00	B-/B1	Alliant Insurance Services, Inc., Initial Term Loan, 12/7/19	$1,735,898
				Property & Casualty Insurance - 0.4%
	1,673,875	6.50	B-/B2	Confie seguros Holding II Co., Term B Loan (First Lien), 10/11/13	$1,673,875
	26,740,625	5.25	B-/B1	USI Insurance Services LLC, Initial Term Loan, 11/29/19	26,828,361
					$28,502,236
				Total Insurance	$41,860,209
				Software & Services - 0.8%
				Internet Software & Services - 0.1%
	6,529,700	4.00	BB+/Ba3	Autotrader.com, Inc., Tranche B-1 Term Loan, 12/15/16	$6,585,170
				IT Consulting & Other Services - 0.0%†
	746,250	4.50	B/Ba3	Kronos, Inc., Incremental Term Loan (First Lien), 10/2/19	$751,380
				Data Processing & Outsourced Services - 0.0%†
	115,933	4.19	B+/B1	First Data Corp., 2017 New Dollar Term Loan, 3/24/17	$113,817
	1,528,214	4.19	B+/B1	First Data Corp., 2018 Dollar Term Loan, 3/24/18	1,492,874
	662,367	4.25	BB/Ba3	VeriFone Systems, Inc., Term B Loan, 11/14/18	662,643
					$2,269,334
				Application Software - 0.6%
	731,789	4.25	NR/B1	Applied Systems, Inc., Term Loan (First Lien), 12/8/16	$735,220
	13,146,293	8.50	B-/Ba3	Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18	13,327,055
	2,295,938	5.25	NR/B2	HMH Holdings Delaware, Inc., Term Loan (Exit Facility), 11/21/13	2,313,157
	2,431,986	5.25	B+/Ba3	Lawson Software, Inc., Tranche B2 Term Loan, 4/5/18	2,450,226
	4,018,731	3.20	BB+/Baa2	Nuance Communications, Inc., Term C Loan, 3/31/16	4,034,806
	9,328,658	4.00	BB-/B1	Verint Systems, Inc., Term Loan, 9/6/19	9,351,980
	5,946,323	4.25	NR/B1	Vertafore, Inc., Term Loan (2013), 10/20/19	5,963,668
					$38,176,112
				Systems Software - 0.1%
	7,316,664	3.50	NR/Ba2	Rovi Corp., Tranche B2 Term Loan, 3/30/19	$7,298,372
	1,000,331	2.20	BBB-/Ba2	The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18	1,004,082
					$8,302,454
				Total Software & Services	$56,084,450
				Technology Hardware & Equipment - 0.4%
				Communications Equipment - 0.3%
	2,736,250	6.75	B+/B1	Audio Visual Services Corp., Term Loan (First Lien), 10/11/18	$2,756,772
	3,473,507	3.75	BB/Ba2	CommScope, Inc., Tranche 2 Term Loan, 1/14/18	3,485,449
	14,626,518	4.00	BBB-/Ba3	Riverbed Technology, Inc., Term Loan, 10/29/19	14,717,933
					$20,960,154
				Electronic Equipment Manufacturers - 0.0%†
	1,453,908	4.75	B-/B1	Sensus USA, Inc., Term Loan (First Lien), 4/13/17	$1,452,697
				Electronic Components - 0.1%
	832,427	2.45	BB+/Ba2	Flextronics Semiconductor, Ltd., A Closing Date Loan, 10/1/14	$833,815
	233,122	2.45	BB+/Ba2	Flextronics Semiconductor, Ltd., A-1-A Delayed Draw Loan, 10/1/14	233,511
	111,774	2.45	BB+/Ba2	Flextronics Semiconductor, Ltd., A-2 Delayed Draw Loan, 10/1/14	111,960
	130,403	2.45	BB+/Ba2	Flextronics Semiconductor, Ltd., A-3 Delayed Draw Loan, 10/1/14	130,620
	1,656,399	5.00	B/B2	Scitor Corp., Term Loan, 1/21/17	1,631,553
					$2,941,459
				Technology Distributors - 0.0%†
	1,197,000	3.50	B+/Ba3	CDW LLC, Term Loan, 4/25/20	$1,185,654
				Total Technology Hardware & Equipment	$26,539,964
				Semiconductors & Semiconductor Equipment - 0.2%
				Semiconductor Equipment - 0.1%
	8,631,098	4.50	BB-/B1	Aeroflex, Inc., Tranche B-1 Term Loan, 11/24/19	$8,663,464
				Semiconductors - 0.1%
	4,006,951	3.75	BB/Ba2	Microsemi Corp., Term Loan, 2/19/20	$4,030,323
				Total Semiconductors & Semiconductor Equipment	$12,693,787
				Telecommunication Services - 0.5%
				Integrated Telecommunication Services - 0.5%
	1,600,000	2.70	BB+/Baa3	tw telecom holdings, inc., Term Loan B Loan, 4/17/20	$1,602,000
	25,310,000	3.50	NR/Ba3	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	25,112,278
	6,798,704	3.75	BB/Ba3	West Corp., Term B-8 Loan, 6/30/18	6,810,602
					$33,524,880
				Wireless Telecommunication Services - 0.0%†
	2,250,000	4.00	BB-/B1	Syniverse Holdings, Inc., Initial Term Loan (2013), 4/23/19	$2,249,062
	1,534,500	5.00	BB-/B1	Syniverse Holdings, Inc., Initial Term Loan, 4/10/19	1,541,694
					$3,790,756
				Total Telecommunication Services	$37,315,636
				Utilities - 0.4%
				Electric Utilities - 0.1%
	5,950,000	3.00	BB/Ba3	Calpine Construction Finance Co LP, Term B-1 Loan, 5/1/20	$5,902,186
	4,931,173	4.72	CCC/Caa3	Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17	3,466,615
					$9,368,801
				Independent Power Producers & Energy Traders - 0.3%
	5,748,087	3.75	BB+/Ba1	AES Corp. Virginia, 2013 Other Term Loan, 5/27/18	$5,773,234
	5,469,113	4.00	BB-/B1	Calpine Corp., Term Loan (3/11), 3/1/18	5,472,044
	1,091,750	4.00	BB-/B1	Calpine Corp., Term Loan, 9/27/19	1,091,238
	6,294,437	2.75	BB+/Baa3	NRG Energy, Inc., Term Loan (2013), 7/1/18	6,244,982
	4,063,125	4.75	BB+/Ba1	NSG Holdings LLC, New Term Loan, 11/15/19	4,134,230
					$22,715,728
				Total Utilities	$32,084,529
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $960,878,154)	$959,306,375
	Shares
				WARRANTS - 0.0%†
				Automobiles & Components - 0.0%†
				Auto Parts & Equipment - 0.0%†
	547			Lear Corp., 11/9/14	$63,589
				Total Automobiles & Components	$63,589
				WARRANTS
				(Cost $29,544)	$63,589

				TOTAL INVESTMENT IN SECURITIES - 98.8%	$7,073,993,936
				(Cost $6,965,535,334) (a)
				OTHER ASSETS & LIABILITIES - 1.2%	$86,031,201
				TOTAL NET ASSETS - 100.0%	$7,160,025,137

	Notional Principal ($)			CREDIT DEFAULT SWAP AGREEMENTS	Unrealized Appreciation
				JPMorgan Chase & Co., American Axle
	7,000,000			& Manufacturing Co., 5.0%, 12/20/17	$809,887

	20,000,000			JPMorgan Chase & Co., Markit CDX North America High Yield Index, 5.0%, 12/20/17	1,056,942

				TOTAL CREDIT DEFAULT SWAP AGREEMENTS
				(Cost ($26,532,550))	$1,866,829

	†			Amount rounds to less than 0.1%.

	*			Non-income producing security.

	NR			Not rated by either S&P or Moody's.

	WR			Withdrawn rating.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 28, 2013, the value of these securities amounted to $2,258,816,086 or 31.5% of total net assets.

	(G.D.R.)			Global Depositary Receipts.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	Step			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	Perpetual			Security with no stated maturity date.

	(PIK)			Represents a pay in kind security.

	REIT			Real Estate Investment Trust.

	(a)			At June 30, 2013, the net unrealized gain on investments based on
				cost for federal income tax purposes of $6,969,389,733 was as follows:

				Aggregate gross unrealized gain for all investments in which
				there is an excess of value over tax cost	$125,793,083

				Aggregate gross unrealized loss for all investments in which
				there is an excess of tax cost over value	(21,188,880)

				Net unrealized gain	$104,604,203

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security is in default and is non-income producing.

	(d)			Security is valued using fair value methods (other than prices supplied by independent pricing services)

	(e)			Security issued with a zero coupon. Income is recognized through accretion of discount.

	(f)			Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	CNY	New Chinese Yuan
	EURO	Euro
	GBP	British Pound Sterling
	GHS	Ghana Cedi
	IDR	Indonesian Rupiah
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NGN	Nigerian Naira
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PHP	Philippine Peso
	RON	Romanian New Leu
	RUB	Russian Ruble
	TRY	Turkish Lira

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$340,287,922	$-	$340,287,922
Preferred Stocks	109,483,261	30,267,771	10,746,750	150,497,782
Convertible Preferred Stocks	73,126,759	-	-	73,126,759
Common Stocks	4,816,151	1,652,276	5,767,830	12,236,257
Asset Backed Securities	-	337,336,421	-	337,336,421
Collateralized Mortgage Obligations	-	779,418,108	-	779,418,108
Corporate Bonds	-	3,230,270,851	24,915,059	3,255,185,910
U.S. Government Agency Obligations	-	240,623,683	-	240,623,683
Foreign Government Bonds	-	508,508,471	-	508,508,471
Municipal Bonds	-	417,402,659	-	417,402,659
Senior Floating Rate Loan Interests	-	959,306,375	-	959,306,375
Warrant	63,589	-	-	63,589
Total	$187,489,760	$6,845,074,537	$41,429,639	$7,073,993,936
Other Financial Instruments
Futures Contracts	$9,773,940	$-	$-	$9,773,940
Forward Foreign Currency Portfolio Hedge Contracts	-	4,427,456	-	4,427,456
Forward Foreign Currency Settlement Contracts	-	(78,884)	-	(78,884)
Credit Default Swaps	-	1,866,829	-	1,866,829
Other Financial Instruments	$9,773,940	$6,215,401	$-	$15,989,341

During the year ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

	Preferred Stock	Common Stock	Corporate Bonds	Total
Balance as of 9/30/12	$-	$-	$3,144,803	$3,144,803
Realized gain (loss)1	-	-	-	-
Change in unrealized appreciation (depreciation)2	246,750	-	422,118	668,868
Purchases	10,500,000	-	11,832,718	22,332,718
Sales	-	-	-	-
Transfers in and out of Level 3**	-	5,767,830	9,515,420	15,283,250
Balance as of 6/30/13	$10,746,750	$5,767,830	$24,915,059	$41,429,639

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.
2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

**	Transfers are calculated on the beginning of period values.
ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Strategic Income Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date August 29, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date August 29, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date August 29, 2013 * Print the name and title of each signing officer under his or her signature.